UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	10/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

October 31, 2017

Semiannual Report
to Shareholders

Cash Account Trust
Service Shares

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

Contents

Government & Agency Securities Portfolio

3 Portfolio Summary

5 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statements of Changes in Net Assets

16 Financial Highlights

Tax-Exempt Portfolio

17 Portfolio Summary

19 Investment Portfolio

28 Statement of Assets and Liabilities

30 Statement of Operations

31 Statements of Changes in Net Assets

32 Financial Highlights

33 Notes to Financial Statements

44 Information About Each Fund's Expenses

46 Other Information

47 Advisory Agreement Board Considerations and Fee Evaluation

56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each fund cannot guarantee it will do so. The Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Tax-Exempt Portfolio's liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Government & Agency Obligations	65%	48%
Repurchase Agreements	35%	52%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Government & Agency Securities Portfolio	20 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	36 days

* The fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 5–11. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 62.0%
U.S. Government Sponsored Agencies 48.9%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.055%**, 3/2/2018	24,000,000	24,000,000
1-month LIBOR minus 0.150%, 1.087%**, 10/11/2018	20,000,000	19,999,433
1-month LIBOR minus 0.115%, 1.124%**, 7/23/2018	25,000,000	24,999,234
1-month LIBOR minus 0.090%, 1.149%**, 10/22/2018	40,000,000	39,998,309
1-month LIBOR minus 0.070%, 1.168%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.065%, 1.174%**, 7/20/2018	45,000,000	45,000,000
3-month LIBOR minus 0.055%, 1.261%**, 8/20/2018	20,000,000	20,040,628
1-month LIBOR plus 0.030%, 1.27%**, 8/27/2018	20,000,000	19,998,724
1-month LIBOR plus 0.040%, 1.275%**, 1/10/2019	22,250,000	22,268,746
1-month LIBOR plus 0.120%, 1.359%**, 6/20/2018	10,000,000	10,000,000
1-month LIBOR plus 0.150%, 1.389%**, 2/23/2018	38,000,000	37,997,599
1-month LIBOR plus 0.170%, 1.408%**, 3/8/2018	50,000,000	49,999,102
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 1.413%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%**, 1/17/2018	22,000,000	22,000,000
1.039%*, 11/29/2017	100,000,000	99,920,278
1-month LIBOR minus 0.190%, 1.047%**, 2/16/2018	96,250,000	96,246,441
1.053%*, 11/17/2017	40,000,000	39,981,529
1.054%*, 12/18/2017	50,000,000	49,932,111
1.054%*, 12/19/2017	35,000,000	34,951,467
1-month LIBOR minus 0.180%, 1.055%**, 2/2/2018	25,000,000	25,000,000
1.06%*, 12/8/2017	20,000,000	19,978,519
1-month LIBOR minus 0.170%, 1.065%**, 2/1/2018	113,000,000	113,000,000
1.07%*, 1/8/2018	15,000,000	14,970,108
1-month LIBOR minus 0.170%, 1.072%**, 1/26/2018	50,000,000	49,999,514
1-month LIBOR minus 0.160%, 1.077%**, 12/18/2017	10,000,000	10,000,000
1-month LIBOR minus 0.160%, 1.078%**, 2/8/2018	90,000,000	89,998,920
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	50,000,000	50,000,000
1.08%*, 12/14/2017	25,000,000	24,968,198
1.085%*, 11/16/2017	10,000,000	9,995,542
1-month LIBOR minus 0.150%, 1.089%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.093%**, 4/25/2018	50,000,000	49,997,840
1.095%*, 11/6/2017	12,500,000	12,498,125
1-month LIBOR minus 0.145%, 1.095%**, 4/26/2018	30,000,000	29,999,388
3-month LIBOR minus 0.275%, 1.096%**, 1/26/2018	1,300,000	1,299,802
1-month LIBOR minus 0.135%, 1.102%**, 5/17/2018	85,000,000	85,000,000
3-month LIBOR minus 0.220%, 1.104%**, 3/19/2018	7,000,000	7,000,000
1.105%*, 12/7/2017	20,000,000	19,978,200
1-month LIBOR minus 0.125%, 1.114%**, 8/20/2018	28,000,000	28,000,000
1.125%*, 11/22/2017	15,000,000	14,990,288
1-month LIBOR minus 0.110%, 1.125%**, 10/11/2018	125,000,000	125,045,490
1-month LIBOR minus 0.090%, 1.148%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 1.153%**, 2/4/2019	24,200,000	24,200,000
1.156%*, 1/24/2018	21,000,000	20,944,140
1.156%*, 1/31/2018	33,500,000	33,403,464
3-month LIBOR minus 0.160%, 1.156%**, 5/30/2018	37,000,000	37,000,000
3-month LIBOR minus 0.160%, 1.157%**, 2/26/2018	25,000,000	25,003,330
1-month LIBOR minus 0.025%, 1.213%**, 3/8/2018	34,000,000	34,000,000
1.375%, 3/9/2018	10,000,000	10,006,156
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.350%, 0.973%**, 12/22/2017	28,250,000	28,250,000
1.029%*, 11/2/2017	5,000,000	4,999,859
3-month LIBOR minus 0.280%, 1.029%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.190%, 1.049%**, 11/16/2017	65,000,000	65,000,000
1-month LIBOR minus 0.170%, 1.069%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	40,000,000	40,000,000
1.095%*, 2/6/2018	34,800,000	34,698,732
3-month LIBOR minus 0.250%, 1.1%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.200%, 1.115%**, 2/22/2018	50,000,000	50,000,000
3-month LIBOR minus 0.250%, 1.115%**, 7/24/2018	15,000,000	15,000,000
1.125%*, 2/20/2018	45,000,000	44,845,987
1-month LIBOR minus 0.800%, 1.159%**, 2/14/2019	40,000,000	40,000,000
1.186%*, 3/14/2018	25,000,000	24,891,937
3-month LIBOR minus 0.080%, 1.246%**, 12/21/2017	92,000,000	92,000,000
3-month LIBOR plus 0.020%, 1.337%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association, 3-month LIBOR minus 0.030%, 1.326%**, 1/11/2018	24,500,000	24,515,199
		2,321,812,339
U.S. Treasury Obligations 13.1%
U.S. Treasury Bills:
Zero Coupon*, 12/8/2017	64,000,000	63,932,249
0.953%*, 11/2/2017	72,000,000	71,998,120
1.029%*, 11/9/2017	70,000,000	69,984,211
1.049%*, 12/14/2017	25,000,000	24,969,094
1.117%*, 2/22/2018	40,000,000	39,861,638
1.151%*, 3/8/2018	100,000,000	99,599,597
1.156%*, 3/15/2018	20,000,000	19,915,133
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.278%**, 10/31/2018	93,250,000	93,448,743
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.282%**, 7/31/2018	20,000,000	20,027,626
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.298%**, 4/30/2018	20,000,000	20,021,885
3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.38%**, 1/31/2018	97,500,000	97,565,888
		621,324,184
Total Government & Agency Obligations (Cost $2,943,136,523)		2,943,136,523

Repurchase Agreements 33.6%
Barclays Bank PLC, 1.05%, dated 10/31/2017, to be repurchased at $60,001,750 on 11/1/2017 (a)	60,000,000	60,000,000
BNP Paribas, 1.04%, dated 10/31/2017, to be repurchased at $50,001,444 on 11/1/2017 (b)	50,000,000	50,000,000
BNP Paribas, 1.05%, dated 10/31/2017, to be repurchased at $428,012,483 on 11/1/2017 (c)	428,000,000	428,000,000
BNP Paribas, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (d)	160,000,000	160,000,000
Citigroup Global Markets, Inc., 1.05%, dated 10/31/2017, to be repurchased at $150,004,375 on 11/1/2017 (e)	150,000,000	150,000,000
HSBC Securities, Inc., 1.04%, dated 10/31/2017, to be repurchased at $163,004,709 on 11/1/2017 (f)	163,000,000	163,000,000
JPMorgan Securities, Inc., 1.05%, dated 10/31/2017, to be repurchased at $100,002,917 on 11/1/2017 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.07%, dated 10/31/2017, to be repurchased at $100,002,972 on 11/1/2017 (h)	100,000,000	100,000,000
Nomura Securities International, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (i)	160,000,000	160,000,000
Wells Fargo Bank, 1.06%, dated 10/31/2017, to be repurchased at $227,006,684 on 11/1/2017 (j)	227,000,000	227,000,000
Total Repurchase Agreements (Cost $1,598,000,000)		1,598,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,541,136,523)†	95.6	4,541,136,523
Other Assets and Liabilities, Net	4.4	208,589,238
Net Assets	100.0	4,749,725,761

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
41,344,100	U.S. Treasury Note	1.125	8/31/2021	40,298,331
34,706,253	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 2/15/2045	20,901,710
Total Collateral Value				61,200,041

(b) Collateralized by $51,223,800 U.S. Treasury Notes, with the various coupon rates from 1.625–2.25%, with various maturity dates of 10/31/2023–2/15/2027 with a value of $51,000,078.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,286,900	U.S. Treasury Bills	Zero Coupon	12/14/2017– 6/21/2018	56,187,745
33,325,600	U.S. Treasury Bonds	3.0–7.625	11/15/2022– 2/15/2047	43,376,788
336,671,300	U.S. Treasury Notes	0.625–3.125	11/30/2017– 11/30/2023	336,995,537
Total Collateral Value				436,560,070

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
47,337,061	Federal Home Loan Mortgage Corp.	3.5–4.5	5/1/2032– 8/1/2047	49,569,511
92,252,674	Federal National Mortgage Association	3.0–4.5	8/1/2018– 1/1/2047	97,070,925
19,181,144	Federal National Mortgage Association — Interest Only	5.5	8/25/2033	3,916,504
26,405	Government National Mortgage Association	3.5	6/20/2046	27,503
11,772,800	U.S. Treasury Inflation-Indexed Note	0.125	7/15/2022	12,614,472
1,100	U.S. Treasury Notes	1.375	9/30/2019– 9/15/2020	1,096
Total Collateral Value				163,200,011

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,109,600	U.S. Treasury Bond	3.0	11/15/2044	85,383,386
57,226,000	U.S. Treasury Inflation-Indexed Notes	1.25–2.125	1/15/2019– 7/15/2020	67,616,623
Total Collateral Value				153,000,009

(f) Collateralized by $304,943,025 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2038–2/15/2039 with a value of $166,261,468.

(g) Collateralized by $99,160,000 U.S. Treasury Inflation-Indexed Notes, 0.125%, with various maturity dates of 4/15/2021–4/15/2022 with a value of $102,000,554.

(h) Collateralized by $95,392,843 Federal National Mortgage Association, with the various coupon rates from 3.5–4.5%, with various maturity dates of 7/1/2047–10/1/2047 with a value of $102,004,157.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,806,988	Federal Home Loan Mortgage Corp.	4.0	6/01/2047	83,004,511
77,905,076	Federal National Mortgage Association	3.0	9/01/2031	80,195,489
Total Collateral Value				163,200,000

(j) Collateralized by $219,576,728 Federal National Mortgage Association, 4%, maturing on 6/01/2047 with a value of $231,540,000.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,943,136,523	$ —	$ 2,943,136,523
Repurchase Agreements	—	1,598,000,000	—	1,598,000,000
Total	$ —	$ 4,541,136,523	$ —	$ 4,541,136,523

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,943,136,523
Repurchased agreements, valued at amortized cost	1,598,000,000
Cash	270,399,261
Receivable for Fund shares sold	4,015,256
Interest receivable	1,552,781
Due from Advisor	7,734
Other assets	147,170
Total assets	4,817,258,725
Liabilities
Payable for investments purchased	63,932,249
Payable for Fund shares redeemed	17,814
Distributions payable	2,763,303
Accrued management fee	55,834
Accrued Trustees' fees	19,525
Other accrued expenses and payables	744,239
Total liabilities	67,532,964
Net assets, at value	$ 4,749,725,761
Net Assets Consist of
Undistributed net investment income	206,483
Accumulated net realized gain (loss)	(317,650)
Paid-in capital	4,749,836,928
Net assets, at value	$ 4,749,725,761

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($136,051,059 ÷ 136,051,349 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,366,295,296 ÷ 4,366,304,716 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($184,098,801 ÷ 184,099,200 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($63,280,605 ÷ 63,280,744 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 22,512,916
Expenses: Management fee	1,573,712
Administration fee	2,260,284
Services to shareholders	502,452
Distribution and service fees	322,880
Custodian fee	27,949
Professional fees	88,894
Reports to shareholders	46,308
Registration fees	44,720
Trustees' fees and expenses	94,376
Other	102,085
Total expenses before expense reductions	5,063,660
Expense reductions	(1,450,127)
Total expenses after expense reductions	3,613,533
Net investment income	18,899,383
Net realized gain (loss) from investments	16,706
Net increase (decrease) in net assets resulting from operations	$ 18,916,089

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 18,899,383	$ 15,561,938
Net realized gain (loss)	16,706	101,925
Net increase in net assets resulting from operations	18,916,089	15,663,863
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(568,900)	(403,937)
Deutsche Government Cash Institutional Shares	(17,612,238)	(14,798,531)
Government Cash Managed Shares	(705,573)	(354,864)
Service Shares	(10,704)	(4,729)
Total distributions	(18,897,415)	(15,562,061)
Fund share transactions: Proceeds from shares sold	27,912,080,891	39,552,903,948
Reinvestment of distributions	3,124,262	2,727,031
Cost of shares redeemed	(27,778,540,537)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	136,664,616	784,655,936
Increase (decrease) in net assets	136,683,290	784,757,738
Net assets at beginning of period	4,613,042,471	3,828,284,733
Net assets at end of period (including undistributed net investment income of $206,483 and $204,515, respectively)	$ 4,749,725,761	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Government & Agency Securities Portfolio Service Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	(.000)***	.000***	(.000)***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.02**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	32	46	64	45	78
Ratio of expenses before expense reductions (%)	1.03*	1.04	1.04	1.04	1.04	1.04
Ratio of expenses after expense reductions (%)	.97*	.48	.20	.08	.08	.17
Ratio of net investment income (%)	.04*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Municipal Investments Municipal Variable Rate Demand Notes	58%	51%
Municipal Bonds and Notes	15%	15%
Tax-Exempt Commercial Paper	9%	22%
Municipal Floating-Rate Notes	8%	5%
Preferred Shares of Closed-End Investment Companies	10%	7%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Tax-Exempt Portfolio	46 days	26 days
National Tax-Free Retail Money Fund Average*	23 days	18 days

* The fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 19–27. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 90.0%
Alabama 1.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 0.97%*, 11/7/2017, LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 0.97%*, 11/7/2017	3,150,000	3,150,000
		4,350,000
Alaska 4.2%
Alaska, State Housing Finance Corp., Home Mortgage Revenue:
Series B, 0.9%*, 11/7/2017, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Series A, AMT, 0.98%*, 11/1/2017, SPA: JPMorgan Chase Bank NA	10,285,000	10,285,000
		15,165,000
Arizona 3.0%
Arizona, Salt River Pima-Maricopa Indian Community, 0.96%*, 11/7/2017, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 0.94%*, 11/7/2017, LOC: Wells Fargo Bank NA	3,250,000	3,250,000
		10,735,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.12%*, 11/6/2017, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 12.4%
California, Department of Water Resources Revenue, TECP, 0.85%, 12/6/2017, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 1.27%**, Mandatory Put 4/5/2018 @ 100, 4/5/2018, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,566,781
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.91%, 11/9/2017	2,500,000	2,500,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.09%*, 11/7/2017, LOC: Citibank NA	1,225,000	1,225,000
		44,533,781
Connecticut 1.4%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	5,000,000	5,014,238
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.91%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 6.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.96%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 11/7/2017, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.86%, 11/16/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.91%*, 11/7/2017, LOC: TD Bank NA	2,900,000	2,900,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.98%*, 11/7/2017, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.92%*, 11/7/2017, LOC: Freddie Mac	5,500,000	5,500,000
		21,650,000
Georgia 0.4%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.89%, 11/2/2017	1,417,000	1,417,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,100,654
Illinois 5.9%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.91%*, 11/7/2017, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.92%*, 11/7/2017, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.93%*, 11/7/2017, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.93%*, 11/7/2017, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	1,445,000	1,445,000
		21,095,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.95%*, 11/7/2017, LOC: Citibank NA	940,000	940,000
Iowa 2.2%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.91%*, 11/7/2017	8,000,000	8,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.94%*, 11/7/2017, LOC: PNC Bank NA	980,000	980,000
Massachusetts 5.4%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,016,239
Series B, 2.0%, 5/21/2018	10,000,000	10,062,352
Series C, 2.0%, 6/25/2018	3,350,000	3,372,289
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	682,615
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.94%*, 11/7/2017, LIQ: Citibank NA	2,300,000	2,300,000
		19,433,495
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97%*, 11/7/2017, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.92%*, 11/7/2017, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
		8,500,000
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.5%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.0%*, 11/7/2017, LOC: Citibank NA	1,965,000	1,965,000
Reno, NV, Sales Tax Revenue, Senior Lien, 1.01%*, 11/1/2017, LOC: Bank of New York Mellon	6,905,000	6,905,000
		8,870,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.91%*, 11/7/2017, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.7%
New York, General Obligation:
Series A-4, 0.93%*, 11/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
Series D, 0.93%*, 11/1/2017, SPA: Bank of New York Mellon	14,000,000	14,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-5, 0.92%*, 11/1/2017, LOC: U.S. Bank NA	1,525,000	1,525,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.93%*, 11/7/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.95%*, 11/7/2017, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	1,700,000	1,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.93%*, 11/1/2017, SPA: Mizuho Bank Ltd.	875,000	875,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Series A-3, 0.94%*, 11/1/2017, SPA: Mizuho Bank Ltd.	2,550,000	2,550,000
		27,515,000
North Carolina 1.2%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.91%*, 11/7/2017	3,145,000	3,145,000
		4,340,000
Ohio 4.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.99%*, 11/7/2017, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,035,000	2,035,000
		14,835,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,180,946
Pennsylvania 4.6%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 11/7/2017, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.97%*, 11/7/2017, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges, Series K 1, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,750,000	2,750,000
		16,565,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.93%*, 11/7/2017, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.0%
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,033,774
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.92%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,429,248
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	3,100,000	3,100,000
		24,938,022
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.91%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.94%*, 11/7/2017, LIQ: Freddie Mac	2,865,000	2,865,000
"A", Series M031, 0.95%*, 11/7/2017, LIQ: Freddie Mac	10,175,000	10,175,000
Series M033, 0.95%*, 11/7/2017, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.98%*, 11/7/2017, LIQ: Freddie Mac	2,950,000	2,950,000
		18,090,000
Total Municipal Investments (Cost $321,903,136)		321,903,136

Preferred Shares of Closed-End Investment Companies 9.4%
California 4.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.12%*, 11/7/2017	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
Other Territories 4.7%
Nuveen Municipal Credit Income Fund, Series 2, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Nuveen Municipal Credit Income Fund, Series 1, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	5,700,000	5,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.12%*, 11/7/2017, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
		16,700,000
Total Preferred Shares of Closed-End Investment Companies (Cost $33,700,000)		33,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,603,136)	99.4	355,603,136
Other Assets and Liabilities, Net	0.6	2,246,201
Net Assets	100.0	357,849,337

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 321,903,136	$ —	$ 321,903,136
Preferred Shares of Closed-End Investment Companies (a)	—	33,700,000	—	33,700,000
Total	$ —	$ 355,603,136	$ —	$ 355,603,136

There have been no transfers between fair value measurement levels during the year ended October 31, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 355,603,136
Cash	15,286,063
Receivable for investments sold	435,000
Receivable for Fund shares sold	188,899
Interest receivable	696,299
Due from Advisor	1,300
Other assets	20,603
Total assets	372,231,300
Liabilities
Payable for investments purchased	14,000,000
Payable for Fund shares redeemed	49,448
Distributions payable	34,365
Accrued Trustees' fees	6,246
Other accrued expenses and payables	291,904
Total liabilities	14,381,963
Net assets, at value	$ 357,849,337
Net Assets Consist of
Distributions in excess of net investment income	(27,336)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	357,908,959
Net assets, at value	$ 357,849,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($53,330,346 ÷ 53,311,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($139,538,948 ÷ 139,476,913 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($52,585,581 ÷ 52,559,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,987,843 ÷ 52,969,016 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($53,192,291 ÷ 53,169,829 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,214,328 ÷ 6,209,542 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 1,653,759
Expenses: Management fee	130,244
Administration fee	186,953
Services to shareholders	149,832
Distribution and service fees	191,117
Custodian fee	3,720
Professional fees	66,030
Reports to shareholders	61,449
Registration fees	70,868
Trustees' fees and expenses	11,637
Other	38,174
Total expenses before expense reductions	910,024
Expense reductions	(246,989)
Total expenses after expense reductions	663,035
Net investment income	990,724
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$ 992,882

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended 10/31/17 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 990,724	$ 1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	992,882	1,705,760
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(195,363)	(728,624)
Deutsche Tax-Exempt Money Fund	(443,836)	(707,714)
Deutsche Tax-Free Money Fund Class S	(158,260)	(263,679)
Service Shares	(2,064)	(39,373)
Tax-Exempt Cash Managed Shares	(156,490)	(185,422)
Tax-Free Investment Class	(8,409)	(16,700)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(964,422)	(2,004,166)
Fund share transactions: Proceeds from shares sold	373,242,860	1,179,428,894
Reinvestment of distributions	776,798	1,367,713
Cost of shares redeemed	(355,327,552)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	18,692,106	(761,334,886)
Increase (decrease) in net assets	18,720,566	(761,633,292)
Net assets at beginning of period	339,128,771	1,100,762,063
Net assets at end of period (including distributions in excess of net investment income of $27,336 and $53,638, respectively)	$ 357,849,337	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Service Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.001	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.001	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.001)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.000)***	(.001)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.10	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	40	49	48	52	45
Ratio of expenses before expense reductions (%)	1.16*	1.11	1.07	1.06	1.05	1.05
Ratio of expenses after expense reductions (%)	.88*	.64	.14	.10	.13	.20
Ratio of net investment income (%)	.01*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2017, Deutsche Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,598,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Deutsche Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

At April 30, 2017, Deutsche Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2017 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

At October 31, 2017, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,541,136,523.

At October 31, 2017, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $355,603,136.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds' that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Deutsche Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Deutsche Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on the Deutsche Government & Agency Securities Portfolio aggregating $1,573,712, of which $1,101,903 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $130,244, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee from Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 2,260,284	$ —	$ 380,173
Deutsche Tax-Exempt Portfolio	$ 186,953	$ 78,693	$ 21,079

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2017, the amounts charged to the Funds by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Government & Agency Money Fund	$ 69,000	$ 69,000	$ —
Deutsche Government Cash Institutional Shares	241,391	241,391	—
Government Cash Managed Shares	70,103	—	61,186
Service Shares	65,996	—	55,942
	$ 446,490	$ 310,391	$ 117,128

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 2,335	$ 2,335	$ —
Deutsche Tax-Exempt Money Fund	22,114	—	18,552
Deutsche Tax-Free Money Fund Class S	17,728	—	14,907
Service Shares	51,541	—	42,655
Tax-Exempt Cash Managed Shares	29,182	—	28,013
Tax-Free Investment Class	3,740	—	2,624
	$ 126,640	$ 2,335	$ 106,751

For the six months ended October 31, 2017, the Advisor reimbursed Deutsche Government & Agency Money Fund $7,254 and Deutsche Government Cash Institutional Shares $2 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 163,987	$ 2,778	$ 33,618.59%		.60%

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 123,698	$ 35,717	$ 18,026.43%		.60%
Tax-Free Investment Class	10,187	—	1,407.25%		.25%
	$ 133,885	$ 35,717	$ 19,433

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 158,893	$ 27,799	$ 20,838.12%		.15%

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 54,379	$ 6,931.15%		.15%
Tax-Free Investment Class	2,853	394.07%		.07%
	$ 57,232	$ 7,325

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended October 31, 2017, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 15,850	$ 12,181
Deutsche Tax-Exempt Portfolio	$ 28,085	$ 25,572

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Deutsche Tax-Exempt Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2017, the Deutsche Tax-Exempt Portfolio engaged in securities purchases of $211,688,000 and securities sales of $148,530,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

Deutsche Government & Agency Securities Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	50,202,967	$ 50,202,967	209,216,428	$ 209,216,428
Deutsche Government Cash Institutional Shares	27,201,475,529	27,201,475,529	37,869,188,821	37,869,188,821
Government Cash Managed Shares	540,668,264	540,668,264	1,176,220,649	1,176,220,649
Service Shares	119,734,131	119,734,131	298,263,856	298,263,856
Account Maintenance Fees	—	—	—	14,194
		$ 27,912,080,891		$ 39,552,903,948
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	556,876	$ 556,876	379,196	$ 379,196
Deutsche Government Cash Institutional Shares	2,287,158	2,287,158	2,241,225	2,241,225
Government Cash Managed Shares	269,533	269,533	101,923	101,923
Service Shares	10,695	10,695	4,687	4,687
		$ 3,124,262		$ 2,727,031
Shares redeemed
Deutsche Government & Agency Money Fund	(60,124,762)	$ (60,124,762)	(148,534,701)	$ (148,534,701)
Deutsche Government Cash Institutional Shares	(27,073,583,427)	(27,073,583,427)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(556,332,583)	(556,332,583)	(1,245,042,109)	(1,245,042,109)
Service Shares	(88,499,765)	(88,499,765)	(311,857,612)	(311,857,612)
		$ (27,778,540,537)		$ (38,770,975,043)
Net increase (decrease)
Deutsche Government & Agency Money Fund	(9,364,919)	$ (9,364,919)	61,060,923	$ 61,060,923
Deutsche Government Cash Institutional Shares	130,179,260	130,179,260	805,889,425	805,889,425
Government Cash Managed Shares	(15,394,786)	(15,394,786)	(68,719,537)	(68,719,537)
Service Shares	31,245,061	31,245,061	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	—	—	14,194
		$ 136,664,616		$ 784,655,936

Deutsche Tax-Exempt Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	48,252,013	$ 48,252,013	717,887,643	$ 717,887,643
Deutsche Tax-Exempt Money Fund	19,097,554	19,097,554	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	2,622,486	2,622,486	16,617,062	16,617,062
Service Shares	42,123,251	42,123,251	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	256,361,291	256,361,291	254,196,732	254,196,732
Tax-Free Investment Class	4,786,265	4,786,265	42,959,132	42,959,132
Account Maintenance Fees	—	—	—	15,237
		$ 373,242,860		$ 1,179,428,894
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	178,886	$ 178,886	339,664	$ 339,664
Deutsche Tax-Exempt Money Fund	436,751	436,751	708,301	708,301
Deutsche Tax-Free Money Fund Class S	150,404	150,404	255,513	255,513
Service Shares	2,063	2,063	45,367	45,367
Tax-Exempt Cash Managed Shares	580	580	944	944
Tax-Free Investment Class	8,114	8,114	17,924	17,924
		$ 776,798		$ 1,367,713
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(32,665,152)	$ (32,665,152)	(1,194,579,965)	$ (1,194,579,965)
Deutsche Tax-Exempt Money Fund	(23,412,122)	(23,412,122)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(4,991,762)	(4,991,762)	(28,995,336)	(28,995,336)
Service Shares	(28,852,578)	(28,852,578)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(258,194,497)	(258,194,497)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(7,211,441)	(7,211,441)	(273,698,265)	(273,698,265)
		$ (355,327,552)		$ (1,942,131,493)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	15,765,747	$ 15,765,747	(476,352,658)	$ (476,352,658)
Deutsche Tax-Exempt Money Fund	(3,877,817)	(3,877,817)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(2,218,872)	(2,218,872)	(12,122,761)	(12,122,761)
Service Shares	13,272,736	13,272,736	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(1,832,626)	(1,832,626)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(2,417,062)	(2,417,062)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	—	—	15,237
		$ 18,692,106		$ (761,334,886)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2017, 22% of the outstanding shares of Deutsche Government & Agency Securities Portfolio were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,000.19	$ 1,000.05
Expenses Paid per $1,000*	$ 4.89	$ 4.44
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,020.32	$ 1,020.77
Expenses Paid per $1,000*	$ 4.94	$ 4.48
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Service Shares	.97%	.88%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Services Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

October 31, 2017

Semiannual Report
to Shareholders

Deutsche Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares
Fund #250

Government Cash Managed Shares
Fund #254

Contents

4 Portfolio Summary

5 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

17 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Government & Agency Obligations	65%	48%
Repurchase Agreements	35%	52%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Government & Agency Securities Portfolio	20 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	36 days

* The fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 5–10. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 62.0%
U.S. Government Sponsored Agencies 48.9%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.055%**, 3/2/2018	24,000,000	24,000,000
1-month LIBOR minus 0.150%, 1.087%**, 10/11/2018	20,000,000	19,999,433
1-month LIBOR minus 0.115%, 1.124%**, 7/23/2018	25,000,000	24,999,234
1-month LIBOR minus 0.090%, 1.149%**, 10/22/2018	40,000,000	39,998,309
1-month LIBOR minus 0.070%, 1.168%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.065%, 1.174%**, 7/20/2018	45,000,000	45,000,000
3-month LIBOR minus 0.055%, 1.261%**, 8/20/2018	20,000,000	20,040,628
1-month LIBOR plus 0.030%, 1.27%**, 8/27/2018	20,000,000	19,998,724
1-month LIBOR plus 0.040%, 1.275%**, 1/10/2019	22,250,000	22,268,746
1-month LIBOR plus 0.120%, 1.359%**, 6/20/2018	10,000,000	10,000,000
1-month LIBOR plus 0.150%, 1.389%**, 2/23/2018	38,000,000	37,997,599
1-month LIBOR plus 0.170%, 1.408%**, 3/8/2018	50,000,000	49,999,102
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 1.413%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%**, 1/17/2018	22,000,000	22,000,000
1.039%*, 11/29/2017	100,000,000	99,920,278
1-month LIBOR minus 0.190%, 1.047%**, 2/16/2018	96,250,000	96,246,441
1.053%*, 11/17/2017	40,000,000	39,981,529
1.054%*, 12/18/2017	50,000,000	49,932,111
1.054%*, 12/19/2017	35,000,000	34,951,467
1-month LIBOR minus 0.180%, 1.055%**, 2/2/2018	25,000,000	25,000,000
1.06%*, 12/8/2017	20,000,000	19,978,519
1-month LIBOR minus 0.170%, 1.065%**, 2/1/2018	113,000,000	113,000,000
1.07%*, 1/8/2018	15,000,000	14,970,108
1-month LIBOR minus 0.170%, 1.072%**, 1/26/2018	50,000,000	49,999,514
1-month LIBOR minus 0.160%, 1.077%**, 12/18/2017	10,000,000	10,000,000
1-month LIBOR minus 0.160%, 1.078%**, 2/8/2018	90,000,000	89,998,920
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	50,000,000	50,000,000
1.08%*, 12/14/2017	25,000,000	24,968,198
1.085%*, 11/16/2017	10,000,000	9,995,542
1-month LIBOR minus 0.150%, 1.089%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.093%**, 4/25/2018	50,000,000	49,997,840
1.095%*, 11/6/2017	12,500,000	12,498,125
1-month LIBOR minus 0.145%, 1.095%**, 4/26/2018	30,000,000	29,999,388
3-month LIBOR minus 0.275%, 1.096%**, 1/26/2018	1,300,000	1,299,802
1-month LIBOR minus 0.135%, 1.102%**, 5/17/2018	85,000,000	85,000,000
3-month LIBOR minus 0.220%, 1.104%**, 3/19/2018	7,000,000	7,000,000
1.105%*, 12/7/2017	20,000,000	19,978,200
1-month LIBOR minus 0.125%, 1.114%**, 8/20/2018	28,000,000	28,000,000
1.125%*, 11/22/2017	15,000,000	14,990,288
1-month LIBOR minus 0.110%, 1.125%**, 10/11/2018	125,000,000	125,045,490
1-month LIBOR minus 0.090%, 1.148%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 1.153%**, 2/4/2019	24,200,000	24,200,000
1.156%*, 1/24/2018	21,000,000	20,944,140
1.156%*, 1/31/2018	33,500,000	33,403,464
3-month LIBOR minus 0.160%, 1.156%**, 5/30/2018	37,000,000	37,000,000
3-month LIBOR minus 0.160%, 1.157%**, 2/26/2018	25,000,000	25,003,330
1-month LIBOR minus 0.025%, 1.213%**, 3/8/2018	34,000,000	34,000,000
1.375%, 3/9/2018	10,000,000	10,006,156
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.350%, 0.973%**, 12/22/2017	28,250,000	28,250,000
1.029%*, 11/2/2017	5,000,000	4,999,859
3-month LIBOR minus 0.280%, 1.029%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.190%, 1.049%**, 11/16/2017	65,000,000	65,000,000
1-month LIBOR minus 0.170%, 1.069%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	40,000,000	40,000,000
1.095%*, 2/6/2018	34,800,000	34,698,732
3-month LIBOR minus 0.250%, 1.1%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.200%, 1.115%**, 2/22/2018	50,000,000	50,000,000
3-month LIBOR minus 0.250%, 1.115%**, 7/24/2018	15,000,000	15,000,000
1.125%*, 2/20/2018	45,000,000	44,845,987
1-month LIBOR minus 0.800%, 1.159%**, 2/14/2019	40,000,000	40,000,000
1.186%*, 3/14/2018	25,000,000	24,891,937
3-month LIBOR minus 0.080%, 1.246%**, 12/21/2017	92,000,000	92,000,000
3-month LIBOR plus 0.020%, 1.337%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association, 3-month LIBOR minus 0.030%, 1.326%**, 1/11/2018	24,500,000	24,515,199
		2,321,812,339
U.S. Treasury Obligations 13.1%
U.S. Treasury Bills:
Zero Coupon*, 12/8/2017	64,000,000	63,932,249
0.953%*, 11/2/2017	72,000,000	71,998,120
1.029%*, 11/9/2017	70,000,000	69,984,211
1.049%*, 12/14/2017	25,000,000	24,969,094
1.117%*, 2/22/2018	40,000,000	39,861,638
1.151%*, 3/8/2018	100,000,000	99,599,597
1.156%*, 3/15/2018	20,000,000	19,915,133
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.278%**, 10/31/2018	93,250,000	93,448,743
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.282%**, 7/31/2018	20,000,000	20,027,626
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.298%**, 4/30/2018	20,000,000	20,021,885
3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.38%**, 1/31/2018	97,500,000	97,565,888
		621,324,184
Total Government & Agency Obligations (Cost $2,943,136,523)		2,943,136,523

Repurchase Agreements 33.6%
Barclays Bank PLC, 1.05%, dated 10/31/2017, to be repurchased at $60,001,750 on 11/1/2017 (a)	60,000,000	60,000,000
BNP Paribas, 1.04%, dated 10/31/2017, to be repurchased at $50,001,444 on 11/1/2017 (b)	50,000,000	50,000,000
BNP Paribas, 1.05%, dated 10/31/2017, to be repurchased at $428,012,483 on 11/1/2017 (c)	428,000,000	428,000,000
BNP Paribas, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (d)	160,000,000	160,000,000
Citigroup Global Markets, Inc., 1.05%, dated 10/31/2017, to be repurchased at $150,004,375 on 11/1/2017 (e)	150,000,000	150,000,000
HSBC Securities, Inc., 1.04%, dated 10/31/2017, to be repurchased at $163,004,709 on 11/1/2017 (f)	163,000,000	163,000,000
JPMorgan Securities, Inc., 1.05%, dated 10/31/2017, to be repurchased at $100,002,917 on 11/1/2017 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.07%, dated 10/31/2017, to be repurchased at $100,002,972 on 11/1/2017 (h)	100,000,000	100,000,000
Nomura Securities International, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (i)	160,000,000	160,000,000
Wells Fargo Bank, 1.06%, dated 10/31/2017, to be repurchased at $227,006,684 on 11/1/2017 (j)	227,000,000	227,000,000
Total Repurchase Agreements (Cost $1,598,000,000)		1,598,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,541,136,523)†	95.6	4,541,136,523
Other Assets and Liabilities, Net	4.4	208,589,238
Net Assets	100.0	4,749,725,761

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
41,344,100	U.S. Treasury Note	1.125	8/31/2021	40,298,331
34,706,253	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 2/15/2045	20,901,710
Total Collateral Value				61,200,041

(b) Collateralized by $51,223,800 U.S. Treasury Notes, with the various coupon rates from 1.625–2.25%, with various maturity dates of 10/31/2023–2/15/2027 with a value of $51,000,078.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,286,900	U.S. Treasury Bills	Zero Coupon	12/14/2017– 6/21/2018	56,187,745
33,325,600	U.S. Treasury Bonds	3.0–7.625	11/15/2022– 2/15/2047	43,376,788
336,671,300	U.S. Treasury Notes	0.625–3.125	11/30/2017– 11/30/2023	336,995,537
Total Collateral Value				436,560,070

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
47,337,061	Federal Home Loan Mortgage Corp.	3.5–4.5	5/1/2032– 8/1/2047	49,569,511
92,252,674	Federal National Mortgage Association	3.0–4.5	8/1/2018– 1/1/2047	97,070,925
19,181,144	Federal National Mortgage Association — Interest Only	5.5	8/25/2033	3,916,504
26,405	Government National Mortgage Association	3.5	6/20/2046	27,503
11,772,800	U.S. Treasury Inflation-Indexed Note	0.125	7/15/2022	12,614,472
1,100	U.S. Treasury Notes	1.375	9/30/2019– 9/15/2020	1,096
Total Collateral Value				163,200,011

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,109,600	U.S. Treasury Bond	3.0	11/15/2044	85,383,386
57,226,000	U.S. Treasury Inflation-Indexed Notes	1.25–2.125	1/15/2019– 7/15/2020	67,616,623
Total Collateral Value				153,000,009

(f) Collateralized by $304,943,025 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2038–2/15/2039 with a value of $166,261,468.

(g) Collateralized by $99,160,000 U.S. Treasury Inflation-Indexed Notes, 0.125%, with various maturity dates of 4/15/2021–4/15/2022 with a value of $102,000,554.

(h) Collateralized by $95,392,843 Federal National Mortgage Association, with the various coupon rates from 3.5–4.5%, with various maturity dates of 7/1/2047–10/1/2047 with a value of $102,004,157.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,806,988	Federal Home Loan Mortgage Corp.	4.0	6/01/2047	83,004,511
77,905,076	Federal National Mortgage Association	3.0	9/01/2031	80,195,489
Total Collateral Value				163,200,000

(j) Collateralized by $219,576,728 Federal National Mortgage Association, 4%, maturing on 6/01/2047 with a value of $231,540,000.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,943,136,523	$ —	$ 2,943,136,523
Repurchase Agreements	—	1,598,000,000	—	1,598,000,000
Total	$ —	$ 4,541,136,523	$ —	$ 4,541,136,523

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,943,136,523
Repurchased agreements, valued at amortized cost	1,598,000,000
Cash	270,399,261
Receivable for Fund shares sold	4,015,256
Interest receivable	1,552,781
Due from Advisor	7,734
Other assets	147,170
Total assets	4,817,258,725
Liabilities
Payable for investments purchased	63,932,249
Payable for Fund shares redeemed	17,814
Distributions payable	2,763,303
Accrued management fee	55,834
Accrued Trustees' fees	19,525
Other accrued expenses and payables	744,239
Total liabilities	67,532,964
Net assets, at value	$ 4,749,725,761
Net Assets Consist of
Undistributed net investment income	206,483
Accumulated net realized gain (loss)	(317,650)
Paid-in capital	4,749,836,928
Net assets, at value	$ 4,749,725,761

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($136,051,059 ÷ 136,051,349 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,366,295,296 ÷ 4,366,304,716 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($184,098,801 ÷ 184,099,200 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($63,280,605 ÷ 63,280,744 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 22,512,916
Expenses: Management fee	1,573,712
Administration fee	2,260,284
Services to shareholders	502,452
Distribution and service fees	322,880
Custodian fee	27,949
Professional fees	88,894
Reports to shareholders	46,308
Registration fees	44,720
Trustees' fees and expenses	94,376
Other	102,085
Total expenses before expense reductions	5,063,660
Expense reductions	(1,450,127)
Total expenses after expense reductions	3,613,533
Net investment income	18,899,383
Net realized gain (loss) from investments	16,706
Net increase (decrease) in net assets resulting from operations	$ 18,916,089

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 18,899,383	$ 15,561,938
Net realized gain (loss)	16,706	101,925
Net increase in net assets resulting from operations	18,916,089	15,663,863
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(568,900)	(403,937)
Deutsche Government Cash Institutional Shares	(17,612,238)	(14,798,531)
Government Cash Managed Shares	(705,573)	(354,864)
Service Shares	(10,704)	(4,729)
Total distributions	(18,897,415)	(15,562,061)
Fund share transactions: Proceeds from shares sold	27,912,080,891	39,552,903,948
Reinvestment of distributions	3,124,262	2,727,031
Cost of shares redeemed	(27,778,540,537)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	136,664,616	784,655,936
Increase (decrease) in net assets	136,683,290	784,757,738
Net assets at beginning of period	4,613,042,471	3,828,284,733
Net assets at end of period (including undistributed net investment income of $206,483 and $204,515, respectively)	$ 4,749,725,761	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.004	.004	.001	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	(.000)***	.000***	(.000)***	.000***
Total from investment operations	.004	.004	.001	.000***	.000***	.000***
Less distributions from: Net investment income	(.004)	(.004)	(.001)	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.44**	.39	.12	.03	.03	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,366	4,236	3,430	3,333	3,005	2,256
Ratio of expenses before expense reductions (%)	.20*	.20	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.14*	.11	.11	.06	.06	.15
Ratio of net investment income (%)	.86*	.39	.12	.03	.03	.03
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Government & Agency Securities Portfolio Government Cash Managed Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.002	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	(.000)***	.000***	(.000)***	.000***
Total from investment operations	.003	.002	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.003)	(.002)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.34**	.16	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	184	199	268	235	214	222
Ratio of expenses before expense reductions (%)	.40*	.42	.42	.42	.43	.42
Ratio of expenses after expense reductions (%)	.33*	.34	.22	.08	.08	.17
Ratio of net investment income (%)	.67*	.15	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Government & Agency Securities Portfolio (the "Fund").

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2017, the Fund held repurchase agreements with a gross value of $1,598,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,541,136,523.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares and Government Cash Managed Shares at 0.14% and 0.33%, respectively. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $1,573,712, of which $1,101,903 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 2,260,284	$ 380,173

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Government & Agency Money Fund	$ 69,000	$ 69,000	$ —
Deutsche Government Cash Institutional Shares	241,391	241,391	—
Government Cash Managed Shares	70,103	—	61,186
Service Shares	65,996	—	55,942
	$ 446,490	$ 310,391	$ 117,128

For the six months ended October 31, 2017, the Advisor reimbursed Deutsche Government & Agency Money Fund $7,254 and Deutsche Government Cash Institutional Shares $2 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 163,987	$ 2,778	$ 33,618.59%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 158,893	$ 27,799	$ 20,838.12%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 15,850	$ 12,181

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	50,202,967	$ 50,202,967	209,216,428	$ 209,216,428
Deutsche Government Cash Institutional Shares	27,201,475,529	27,201,475,529	37,869,188,821	37,869,188,821
Government Cash Managed Shares	540,668,264	540,668,264	1,176,220,649	1,176,220,649
Service Shares	119,734,131	119,734,131	298,263,856	298,263,856
Account Maintenance Fees	—	—	—	14,194
		$ 27,912,080,891		$ 39,552,903,948
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	556,876	$ 556,876	379,196	$ 379,196
Deutsche Government Cash Institutional Shares	2,287,158	2,287,158	2,241,225	2,241,225
Government Cash Managed Shares	269,533	269,533	101,923	101,923
Service Shares	10,695	10,695	4,687	4,687
		$ 3,124,262		$ 2,727,031
Shares redeemed
Deutsche Government & Agency Money Fund	(60,124,762)	$ (60,124,762)	(148,534,701)	$ (148,534,701)
Deutsche Government Cash Institutional Shares	(27,073,583,427)	(27,073,583,427)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(556,332,583)	(556,332,583)	(1,245,042,109)	(1,245,042,109)
Service Shares	(88,499,765)	(88,499,765)	(311,857,612)	(311,857,612)
		$ (27,778,540,537)		$ (38,770,975,043)
Net increase (decrease)
Deutsche Government & Agency Money Fund	(9,364,919)	$ (9,364,919)	61,060,923	$ 61,060,923
Deutsche Government Cash Institutional Shares	130,179,260	130,179,260	805,889,425	805,889,425
Government Cash Managed Shares	(15,394,786)	(15,394,786)	(68,719,537)	(68,719,537)
Service Shares	31,245,061	31,245,061	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	—	—	14,194
		$ 136,664,616		$ 784,655,936

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2017, 22% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,004.36	$ 1,003.40
Expenses Paid per $1,000*	$ .71	$ 1.67
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,024.50	$ 1,023.54
Expenses Paid per $1,000*	$ .71	$ 1.68
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.14%
Government Cash Managed Shares		.33%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Services Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

October 31, 2017

Semiannual Report
to Shareholders

Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Contents

4 Portfolio Summary

5 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

24 Information About Your Fund's Expenses

26 Other Information

27 Advisory Agreement Board Considerations and Fee Evaluation

31 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Government & Agency Obligations	65%	48%
Repurchase Agreements	35%	52%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Government & Agency Securities Portfolio	20 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	36 days

* The fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 5–10. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 62.0%
U.S. Government Sponsored Agencies 48.9%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.055%**, 3/2/2018	24,000,000	24,000,000
1-month LIBOR minus 0.150%, 1.087%**, 10/11/2018	20,000,000	19,999,433
1-month LIBOR minus 0.115%, 1.124%**, 7/23/2018	25,000,000	24,999,234
1-month LIBOR minus 0.090%, 1.149%**, 10/22/2018	40,000,000	39,998,309
1-month LIBOR minus 0.070%, 1.168%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.065%, 1.174%**, 7/20/2018	45,000,000	45,000,000
3-month LIBOR minus 0.055%, 1.261%**, 8/20/2018	20,000,000	20,040,628
1-month LIBOR plus 0.030%, 1.27%**, 8/27/2018	20,000,000	19,998,724
1-month LIBOR plus 0.040%, 1.275%**, 1/10/2019	22,250,000	22,268,746
1-month LIBOR plus 0.120%, 1.359%**, 6/20/2018	10,000,000	10,000,000
1-month LIBOR plus 0.150%, 1.389%**, 2/23/2018	38,000,000	37,997,599
1-month LIBOR plus 0.170%, 1.408%**, 3/8/2018	50,000,000	49,999,102
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 1.413%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%**, 1/17/2018	22,000,000	22,000,000
1.039%*, 11/29/2017	100,000,000	99,920,278
1-month LIBOR minus 0.190%, 1.047%**, 2/16/2018	96,250,000	96,246,441
1.053%*, 11/17/2017	40,000,000	39,981,529
1.054%*, 12/18/2017	50,000,000	49,932,111
1.054%*, 12/19/2017	35,000,000	34,951,467
1-month LIBOR minus 0.180%, 1.055%**, 2/2/2018	25,000,000	25,000,000
1.06%*, 12/8/2017	20,000,000	19,978,519
1-month LIBOR minus 0.170%, 1.065%**, 2/1/2018	113,000,000	113,000,000
1.07%*, 1/8/2018	15,000,000	14,970,108
1-month LIBOR minus 0.170%, 1.072%**, 1/26/2018	50,000,000	49,999,514
1-month LIBOR minus 0.160%, 1.077%**, 12/18/2017	10,000,000	10,000,000
1-month LIBOR minus 0.160%, 1.078%**, 2/8/2018	90,000,000	89,998,920
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	50,000,000	50,000,000
1.08%*, 12/14/2017	25,000,000	24,968,198
1.085%*, 11/16/2017	10,000,000	9,995,542
1-month LIBOR minus 0.150%, 1.089%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.093%**, 4/25/2018	50,000,000	49,997,840
1.095%*, 11/6/2017	12,500,000	12,498,125
1-month LIBOR minus 0.145%, 1.095%**, 4/26/2018	30,000,000	29,999,388
3-month LIBOR minus 0.275%, 1.096%**, 1/26/2018	1,300,000	1,299,802
1-month LIBOR minus 0.135%, 1.102%**, 5/17/2018	85,000,000	85,000,000
3-month LIBOR minus 0.220%, 1.104%**, 3/19/2018	7,000,000	7,000,000
1.105%*, 12/7/2017	20,000,000	19,978,200
1-month LIBOR minus 0.125%, 1.114%**, 8/20/2018	28,000,000	28,000,000
1.125%*, 11/22/2017	15,000,000	14,990,288
1-month LIBOR minus 0.110%, 1.125%**, 10/11/2018	125,000,000	125,045,490
1-month LIBOR minus 0.090%, 1.148%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 1.153%**, 2/4/2019	24,200,000	24,200,000
1.156%*, 1/24/2018	21,000,000	20,944,140
1.156%*, 1/31/2018	33,500,000	33,403,464
3-month LIBOR minus 0.160%, 1.156%**, 5/30/2018	37,000,000	37,000,000
3-month LIBOR minus 0.160%, 1.157%**, 2/26/2018	25,000,000	25,003,330
1-month LIBOR minus 0.025%, 1.213%**, 3/8/2018	34,000,000	34,000,000
1.375%, 3/9/2018	10,000,000	10,006,156
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.350%, 0.973%**, 12/22/2017	28,250,000	28,250,000
1.029%*, 11/2/2017	5,000,000	4,999,859
3-month LIBOR minus 0.280%, 1.029%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.190%, 1.049%**, 11/16/2017	65,000,000	65,000,000
1-month LIBOR minus 0.170%, 1.069%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.078%**, 7/19/2018	40,000,000	40,000,000
1.095%*, 2/6/2018	34,800,000	34,698,732
3-month LIBOR minus 0.250%, 1.1%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.200%, 1.115%**, 2/22/2018	50,000,000	50,000,000
3-month LIBOR minus 0.250%, 1.115%**, 7/24/2018	15,000,000	15,000,000
1.125%*, 2/20/2018	45,000,000	44,845,987
1-month LIBOR minus 0.800%, 1.159%**, 2/14/2019	40,000,000	40,000,000
1.186%*, 3/14/2018	25,000,000	24,891,937
3-month LIBOR minus 0.080%, 1.246%**, 12/21/2017	92,000,000	92,000,000
3-month LIBOR plus 0.020%, 1.337%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association, 3-month LIBOR minus 0.030%, 1.326%**, 1/11/2018	24,500,000	24,515,199
		2,321,812,339
U.S. Treasury Obligations 13.1%
U.S. Treasury Bills:
Zero Coupon*, 12/8/2017	64,000,000	63,932,249
0.953%*, 11/2/2017	72,000,000	71,998,120
1.029%*, 11/9/2017	70,000,000	69,984,211
1.049%*, 12/14/2017	25,000,000	24,969,094
1.117%*, 2/22/2018	40,000,000	39,861,638
1.151%*, 3/8/2018	100,000,000	99,599,597
1.156%*, 3/15/2018	20,000,000	19,915,133
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.278%**, 10/31/2018	93,250,000	93,448,743
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.282%**, 7/31/2018	20,000,000	20,027,626
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.298%**, 4/30/2018	20,000,000	20,021,885
3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.38%**, 1/31/2018	97,500,000	97,565,888
		621,324,184
Total Government & Agency Obligations (Cost $2,943,136,523)		2,943,136,523

Repurchase Agreements 33.6%
Barclays Bank PLC, 1.05%, dated 10/31/2017, to be repurchased at $60,001,750 on 11/1/2017 (a)	60,000,000	60,000,000
BNP Paribas, 1.04%, dated 10/31/2017, to be repurchased at $50,001,444 on 11/1/2017 (b)	50,000,000	50,000,000
BNP Paribas, 1.05%, dated 10/31/2017, to be repurchased at $428,012,483 on 11/1/2017 (c)	428,000,000	428,000,000
BNP Paribas, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (d)	160,000,000	160,000,000
Citigroup Global Markets, Inc., 1.05%, dated 10/31/2017, to be repurchased at $150,004,375 on 11/1/2017 (e)	150,000,000	150,000,000
HSBC Securities, Inc., 1.04%, dated 10/31/2017, to be repurchased at $163,004,709 on 11/1/2017 (f)	163,000,000	163,000,000
JPMorgan Securities, Inc., 1.05%, dated 10/31/2017, to be repurchased at $100,002,917 on 11/1/2017 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.07%, dated 10/31/2017, to be repurchased at $100,002,972 on 11/1/2017 (h)	100,000,000	100,000,000
Nomura Securities International, 1.06%, dated 10/31/2017, to be repurchased at $160,004,711 on 11/1/2017 (i)	160,000,000	160,000,000
Wells Fargo Bank, 1.06%, dated 10/31/2017, to be repurchased at $227,006,684 on 11/1/2017 (j)	227,000,000	227,000,000
Total Repurchase Agreements (Cost $1,598,000,000)		1,598,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,541,136,523)†	95.6	4,541,136,523
Other Assets and Liabilities, Net	4.4	208,589,238
Net Assets	100.0	4,749,725,761

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
41,344,100	U.S. Treasury Note	1.125	8/31/2021	40,298,331
34,706,253	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 2/15/2045	20,901,710
Total Collateral Value				61,200,041

(b) Collateralized by $51,223,800 U.S. Treasury Notes, with the various coupon rates from 1.625–2.25%, with various maturity dates of 10/31/2023–2/15/2027 with a value of $51,000,078.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,286,900	U.S. Treasury Bills	Zero Coupon	12/14/2017– 6/21/2018	56,187,745
33,325,600	U.S. Treasury Bonds	3.0–7.625	11/15/2022– 2/15/2047	43,376,788
336,671,300	U.S. Treasury Notes	0.625–3.125	11/30/2017– 11/30/2023	336,995,537
Total Collateral Value				436,560,070

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
47,337,061	Federal Home Loan Mortgage Corp.	3.5–4.5	5/1/2032– 8/1/2047	49,569,511
92,252,674	Federal National Mortgage Association	3.0–4.5	8/1/2018– 1/1/2047	97,070,925
19,181,144	Federal National Mortgage Association — Interest Only	5.5	8/25/2033	3,916,504
26,405	Government National Mortgage Association	3.5	6/20/2046	27,503
11,772,800	U.S. Treasury Inflation-Indexed Note	0.125	7/15/2022	12,614,472
1,100	U.S. Treasury Notes	1.375	9/30/2019– 9/15/2020	1,096
Total Collateral Value				163,200,011

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,109,600	U.S. Treasury Bond	3.0	11/15/2044	85,383,386
57,226,000	U.S. Treasury Inflation-Indexed Notes	1.25–2.125	1/15/2019– 7/15/2020	67,616,623
Total Collateral Value				153,000,009

(f) Collateralized by $304,943,025 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2038–2/15/2039 with a value of $166,261,468.

(g) Collateralized by $99,160,000 U.S. Treasury Inflation-Indexed Notes, 0.125%, with various maturity dates of 4/15/2021–4/15/2022 with a value of $102,000,554.

(h) Collateralized by $95,392,843 Federal National Mortgage Association, with the various coupon rates from 3.5–4.5%, with various maturity dates of 7/1/2047–10/1/2047 with a value of $102,004,157.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,806,988	Federal Home Loan Mortgage Corp.	4.0	6/01/2047	83,004,511
77,905,076	Federal National Mortgage Association	3.0	9/01/2031	80,195,489
Total Collateral Value				163,200,000

(j) Collateralized by $219,576,728 Federal National Mortgage Association, 4%, maturing on 6/01/2047 with a value of $231,540,000.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 2,943,136,523	$ —	$ 2,943,136,523
Repurchase Agreements	—	1,598,000,000	—	1,598,000,000
Total	$ —	$ 4,541,136,523	$ —	$ 4,541,136,523

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,943,136,523
Repurchased agreements, valued at amortized cost	1,598,000,000
Cash	270,399,261
Receivable for Fund shares sold	4,015,256
Interest receivable	1,552,781
Due from Advisor	7,734
Other assets	147,170
Total assets	4,817,258,725
Liabilities
Payable for investments purchased	63,932,249
Payable for Fund shares redeemed	17,814
Distributions payable	2,763,303
Accrued management fee	55,834
Accrued Trustees' fees	19,525
Other accrued expenses and payables	744,239
Total liabilities	67,532,964
Net assets, at value	$ 4,749,725,761
Net Assets Consist of
Undistributed net investment income	206,483
Accumulated net realized gain (loss)	(317,650)
Paid-in capital	4,749,836,928
Net assets, at value	$ 4,749,725,761

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($136,051,059 ÷ 136,051,349 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,366,295,296 ÷ 4,366,304,716 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($184,098,801 ÷ 184,099,200 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($63,280,605 ÷ 63,280,744 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 22,512,916
Expenses: Management fee	1,573,712
Administration fee	2,260,284
Services to shareholders	502,452
Distribution and service fees	322,880
Custodian fee	27,949
Professional fees	88,894
Reports to shareholders	46,308
Registration fees	44,720
Trustees' fees and expenses	94,376
Other	102,085
Total expenses before expense reductions	5,063,660
Expense reductions	(1,450,127)
Total expenses after expense reductions	3,613,533
Net investment income	18,899,383
Net realized gain (loss) from investments	16,706
Net increase (decrease) in net assets resulting from operations	$ 18,916,089

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 18,899,383	$ 15,561,938
Net realized gain (loss)	16,706	101,925
Net increase in net assets resulting from operations	18,916,089	15,663,863
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(568,900)	(403,937)
Deutsche Government Cash Institutional Shares	(17,612,238)	(14,798,531)
Government Cash Managed Shares	(705,573)	(354,864)
Service Shares	(10,704)	(4,729)
Total distributions	(18,897,415)	(15,562,061)
Fund share transactions: Proceeds from shares sold	27,912,080,891	39,552,903,948
Reinvestment of distributions	3,124,262	2,727,031
Cost of shares redeemed	(27,778,540,537)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	136,664,616	784,655,936
Increase (decrease) in net assets	136,683,290	784,757,738
Net assets at beginning of period	4,613,042,471	3,828,284,733
Net assets at end of period (including undistributed net investment income of $206,483 and $204,515, respectively)	$ 4,749,725,761	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.004	.003	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	(.000)***	.000***	(.000)***	.000***
Total from investment operations	.004	.003	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.004)	(.003)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.42**	.31	.05	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	145	84	84	94	117
Ratio of expenses before expense reductions (%)	.33*	.30	.28	.27	.27	.28
Ratio of expenses after expense reductions (%)	.17*	.19	.18	.08	.08	.17
Ratio of net investment income (%)	.83*	.33	.05	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Government & Agency Securities Portfolio (the "Fund").

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2017, the Fund held repurchase agreements with a gross value of $1,598,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,541,136,523.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government & Agency Money Fund at 0.17%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $1,573,712, of which $1,101,903 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 2,260,284	$ 380,173

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Government & Agency Money Fund	$ 69,000	$ 69,000	$ —
Deutsche Government Cash Institutional Shares	241,391	241,391	—
Government Cash Managed Shares	70,103	—	61,186
Service Shares	65,996	—	55,942
	$ 446,490	$ 310,391	$ 117,128

For the six months ended October 31, 2017, the Advisor reimbursed Deutsche Government & Agency Money Fund $7,254 and Deutsche Government Cash Institutional Shares $2 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 163,987	$ 2,778	$ 33,618.59%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 158,893	$ 27,799	$ 20,838.12%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Government & Agency Securities Portfolio	$ 15,850	$ 12,181

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	50,202,967	$ 50,202,967	209,216,428	$ 209,216,428
Deutsche Government Cash Institutional Shares	27,201,475,529	27,201,475,529	37,869,188,821	37,869,188,821
Government Cash Managed Shares	540,668,264	540,668,264	1,176,220,649	1,176,220,649
Service Shares	119,734,131	119,734,131	298,263,856	298,263,856
Account Maintenance Fees	—	—	—	14,194
		$ 27,912,080,891		$ 39,552,903,948
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	556,876	$ 556,876	379,196	$ 379,196
Deutsche Government Cash Institutional Shares	2,287,158	2,287,158	2,241,225	2,241,225
Government Cash Managed Shares	269,533	269,533	101,923	101,923
Service Shares	10,695	10,695	4,687	4,687
		$ 3,124,262		$ 2,727,031
Shares redeemed
Deutsche Government & Agency Money Fund	(60,124,762)	$ (60,124,762)	(148,534,701)	$ (148,534,701)
Deutsche Government Cash Institutional Shares	(27,073,583,427)	(27,073,583,427)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(556,332,583)	(556,332,583)	(1,245,042,109)	(1,245,042,109)
Service Shares	(88,499,765)	(88,499,765)	(311,857,612)	(311,857,612)
		$ (27,778,540,537)		$ (38,770,975,043)
Net increase (decrease)
Deutsche Government & Agency Money Fund	(9,364,919)	$ (9,364,919)	61,060,923	$ 61,060,923
Deutsche Government Cash Institutional Shares	130,179,260	130,179,260	805,889,425	805,889,425
Government Cash Managed Shares	(15,394,786)	(15,394,786)	(68,719,537)	(68,719,537)
Service Shares	31,245,061	31,245,061	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	—	—	14,194
		$ 136,664,616		$ 784,655,936

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2017, 22% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,004.21
Expenses Paid per $1,000*	$ .86
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,024.35
Expenses Paid per $1,000*	$ .87
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.17%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Services Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

October 31, 2017

Semiannual Report
to Shareholders

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Fund #148

Tax-Exempt Cash Managed Shares
Fund #248

Contents

4 Portfolio Summary

5 Investment Portfolio

12 Statement of Assets and Liabilities

14 Statement of Operations

15 Statements of Changes in Net Assets

16 Financial Highlights

18 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Other Information

28 Advisory Agreement Board Considerations and Fee Evaluation

32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Municipal Investments Municipal Variable Rate Demand Notes	58%	51%
Municipal Bonds and Notes	15%	15%
Tax-Exempt Commercial Paper	9%	22%
Municipal Floating-Rate Notes	8%	5%
Preferred Shares of Closed-End Investment Companies	10%	7%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Tax-Exempt Portfolio	46 days	26 days
National Tax-Free Retail Money Fund Average*	23 days	18 days

* The fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 5–11. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 90.0%
Alabama 1.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 0.97%*, 11/7/2017, LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 0.97%*, 11/7/2017	3,150,000	3,150,000
		4,350,000
Alaska 4.2%
Alaska, State Housing Finance Corp., Home Mortgage Revenue:
Series B, 0.9%*, 11/7/2017, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Series A, AMT, 0.98%*, 11/1/2017, SPA: JPMorgan Chase Bank NA	10,285,000	10,285,000
		15,165,000
Arizona 3.0%
Arizona, Salt River Pima-Maricopa Indian Community, 0.96%*, 11/7/2017, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 0.94%*, 11/7/2017, LOC: Wells Fargo Bank NA	3,250,000	3,250,000
		10,735,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.12%*, 11/6/2017, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 12.4%
California, Department of Water Resources Revenue, TECP, 0.85%, 12/6/2017, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 1.27%**, Mandatory Put 4/5/2018 @ 100, 4/5/2018, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,566,781
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.91%, 11/9/2017	2,500,000	2,500,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.09%*, 11/7/2017, LOC: Citibank NA	1,225,000	1,225,000
		44,533,781
Connecticut 1.4%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	5,000,000	5,014,238
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.91%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 6.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.96%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 11/7/2017, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.86%, 11/16/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.91%*, 11/7/2017, LOC: TD Bank NA	2,900,000	2,900,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.98%*, 11/7/2017, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.92%*, 11/7/2017, LOC: Freddie Mac	5,500,000	5,500,000
		21,650,000
Georgia 0.4%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.89%, 11/2/2017	1,417,000	1,417,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,100,654
Illinois 5.9%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.91%*, 11/7/2017, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.92%*, 11/7/2017, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.93%*, 11/7/2017, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.93%*, 11/7/2017, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	1,445,000	1,445,000
		21,095,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.95%*, 11/7/2017, LOC: Citibank NA	940,000	940,000
Iowa 2.2%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.91%*, 11/7/2017	8,000,000	8,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.94%*, 11/7/2017, LOC: PNC Bank NA	980,000	980,000
Massachusetts 5.4%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,016,239
Series B, 2.0%, 5/21/2018	10,000,000	10,062,352
Series C, 2.0%, 6/25/2018	3,350,000	3,372,289
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	682,615
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.94%*, 11/7/2017, LIQ: Citibank NA	2,300,000	2,300,000
		19,433,495
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97%*, 11/7/2017, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.92%*, 11/7/2017, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
		8,500,000
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.5%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.0%*, 11/7/2017, LOC: Citibank NA	1,965,000	1,965,000
Reno, NV, Sales Tax Revenue, Senior Lien, 1.01%*, 11/1/2017, LOC: Bank of New York Mellon	6,905,000	6,905,000
		8,870,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.91%*, 11/7/2017, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.7%
New York, General Obligation:
Series A-4, 0.93%*, 11/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
Series D, 0.93%*, 11/1/2017, SPA: Bank of New York Mellon	14,000,000	14,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-5, 0.92%*, 11/1/2017, LOC: U.S. Bank NA	1,525,000	1,525,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.93%*, 11/7/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.95%*, 11/7/2017, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	1,700,000	1,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.93%*, 11/1/2017, SPA: Mizuho Bank Ltd.	875,000	875,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Series A-3, 0.94%*, 11/1/2017, SPA: Mizuho Bank Ltd.	2,550,000	2,550,000
		27,515,000
North Carolina 1.2%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.91%*, 11/7/2017	3,145,000	3,145,000
		4,340,000
Ohio 4.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.99%*, 11/7/2017, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,035,000	2,035,000
		14,835,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,180,946
Pennsylvania 4.6%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 11/7/2017, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.97%*, 11/7/2017, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges, Series K 1, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,750,000	2,750,000
		16,565,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.93%*, 11/7/2017, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.0%
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,033,774
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.92%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,429,248
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	3,100,000	3,100,000
		24,938,022
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.91%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.94%*, 11/7/2017, LIQ: Freddie Mac	2,865,000	2,865,000
"A", Series M031, 0.95%*, 11/7/2017, LIQ: Freddie Mac	10,175,000	10,175,000
Series M033, 0.95%*, 11/7/2017, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.98%*, 11/7/2017, LIQ: Freddie Mac	2,950,000	2,950,000
		18,090,000
Total Municipal Investments (Cost $321,903,136)		321,903,136

Preferred Shares of Closed-End Investment Companies 9.4%
California 4.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.12%*, 11/7/2017	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
Other Territories 4.7%
Nuveen Municipal Credit Income Fund, Series 2, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Nuveen Municipal Credit Income Fund, Series 1, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	5,700,000	5,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.12%*, 11/7/2017, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
		16,700,000
Total Preferred Shares of Closed-End Investment Companies (Cost $33,700,000)		33,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,603,136)	99.4	355,603,136
Other Assets and Liabilities, Net	0.6	2,246,201
Net Assets	100.0	357,849,337

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 321,903,136	$ —	$ 321,903,136
Preferred Shares of Closed-End Investment Companies (a)	—	33,700,000	—	33,700,000
Total	$ —	$ 355,603,136	$ —	$ 355,603,136

There have been no transfers between fair value measurement levels during the year ended October 31, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 355,603,136
Cash	15,286,063
Receivable for investments sold	435,000
Receivable for Fund shares sold	188,899
Interest receivable	696,299
Due from Advisor	1,300
Other assets	20,603
Total assets	372,231,300
Liabilities
Payable for investments purchased	14,000,000
Payable for Fund shares redeemed	49,448
Distributions payable	34,365
Accrued Trustees' fees	6,246
Other accrued expenses and payables	291,904
Total liabilities	14,381,963
Net assets, at value	$ 357,849,337
Net Assets Consist of
Distributions in excess of net investment income	(27,336)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	357,908,959
Net assets, at value	$ 357,849,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($53,330,346 ÷ 53,311,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($139,538,948 ÷ 139,476,913 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($52,585,581 ÷ 52,559,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,987,843 ÷ 52,969,016 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($53,192,291 ÷ 53,169,829 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,214,328 ÷ 6,209,542 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 1,653,759
Expenses: Management fee	130,244
Administration fee	186,953
Services to shareholders	149,832
Distribution and service fees	191,117
Custodian fee	3,720
Professional fees	66,030
Reports to shareholders	61,449
Registration fees	70,868
Trustees' fees and expenses	11,637
Other	38,174
Total expenses before expense reductions	910,024
Expense reductions	(246,989)
Total expenses after expense reductions	663,035
Net investment income	990,724
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$ 992,882

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended 10/31/17 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 990,724	$ 1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	992,882	1,705,760
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(195,363)	(728,624)
Deutsche Tax-Exempt Money Fund	(443,836)	(707,714)
Deutsche Tax-Free Money Fund Class S	(158,260)	(263,679)
Service Shares	(2,064)	(39,373)
Tax-Exempt Cash Managed Shares	(156,490)	(185,422)
Tax-Free Investment Class	(8,409)	(16,700)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(964,422)	(2,004,166)
Fund share transactions: Proceeds from shares sold	373,242,860	1,179,428,894
Reinvestment of distributions	776,798	1,367,713
Cost of shares redeemed	(355,327,552)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	18,692,106	(761,334,886)
Increase (decrease) in net assets	18,720,566	(761,633,292)
Net assets at beginning of period	339,128,771	1,100,762,063
Net assets at end of period (including distributions in excess of net investment income of $27,336 and $53,638, respectively)	$ 357,849,337	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Premier Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.005	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.003	.005	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.35**	.55	.04	.03	.02	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	38	514	296	993	970
Ratio of expenses before expense reductions (%)	.32*	.27	.24	.22	.22	.21
Ratio of expenses after expense reductions (%)	.20*	.20	.12	.10	.13	.18
Ratio of net investment income (%)	.69*	.32	.04	.01	.01	.02
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.003	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.002	.003	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.002)	(.003)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.002)	(.003)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.23**	.31	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	55	60	52	103	115
Ratio of expenses before expense reductions (%)	.54*	.49	.44	.44	.41	.42
Ratio of expenses after expense reductions (%)	.43*	.44	.14	.10	.13	.19
Ratio of net investment income (%)	.44*	.23	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $355,603,136.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $130,244, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 186,953	$ 78,693	$ 21,079

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 2,335	$ 2,335	$ —
Deutsche Tax-Exempt Money Fund	22,114	—	18,552
Deutsche Tax-Free Money Fund Class S	17,728	—	14,907
Service Shares	51,541	—	42,655
Tax-Exempt Cash Managed Shares	29,182	—	28,013
Tax-Free Investment Class	3,740	—	2,624
	$ 126,640	$ 2,335	$ 106,751

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 123,698	$ 35,717	$ 18,026.43%		.60%
Tax-Free Investment Class	10,187	—	1,407.25%		.25%
	$ 133,885	$ 35,717	$ 19,433

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 54,379	$ 6,931.15%		.15%
Tax-Free Investment Class	2,853	394.07%		.07%
	$ 57,232	$ 7,325

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 28,085	$ 25,572

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2017, the Fund engaged in securities purchases of $211,688,000 and securities sales of $148,530,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	48,252,013	$ 48,252,013	717,887,643	$ 717,887,643
Deutsche Tax-Exempt Money Fund	19,097,554	19,097,554	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	2,622,486	2,622,486	16,617,062	16,617,062
Service Shares	42,123,251	42,123,251	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	256,361,291	256,361,291	254,196,732	254,196,732
Tax-Free Investment Class	4,786,265	4,786,265	42,959,132	42,959,132
Account Maintenance Fees	—	—	—	15,237
		$ 373,242,860		$ 1,179,428,894
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	178,886	$ 178,886	339,664	$ 339,664
Deutsche Tax-Exempt Money Fund	436,751	436,751	708,301	708,301
Deutsche Tax-Free Money Fund Class S	150,404	150,404	255,513	255,513
Service Shares	2,063	2,063	45,367	45,367
Tax-Exempt Cash Managed Shares	580	580	944	944
Tax-Free Investment Class	8,114	8,114	17,924	17,924
		$ 776,798		$ 1,367,713
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(32,665,152)	$ (32,665,152)	(1,194,579,965)	$ (1,194,579,965)
Deutsche Tax-Exempt Money Fund	(23,412,122)	(23,412,122)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(4,991,762)	(4,991,762)	(28,995,336)	(28,995,336)
Service Shares	(28,852,578)	(28,852,578)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(258,194,497)	(258,194,497)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(7,211,441)	(7,211,441)	(273,698,265)	(273,698,265)
		$ (355,327,552)		$ (1,942,131,493)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	15,765,747	$ 15,765,747	(476,352,658)	$ (476,352,658)
Deutsche Tax-Exempt Money Fund	(3,877,817)	(3,877,817)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(2,218,872)	(2,218,872)	(12,122,761)	(12,122,761)
Service Shares	13,272,736	13,272,736	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(1,832,626)	(1,832,626)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(2,417,062)	(2,417,062)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	—	—	15,237
		$ 18,692,106		$ (761,334,886)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,003.48	$ 1,002.30
Expenses Paid per $1,000*	$ 1.01	$ 2.17
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/17	$ 1,024.20	$ 1,023.04
Expenses Paid per $1,000*	$ 1.02	$ 2.19
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Tax-Exempt Cash Premier Shares		.20%
Tax-Exempt Cash Managed Shares		.43%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2017

Semiannual Report
to Shareholders

Deutsche Tax-Exempt Portfolio
Deutsche Tax-Exempt Money Fund

Contents

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

23 Information About Your Fund's Expenses

25 Other Information

26 Advisory Agreement Board Considerations and Fee Evaluation

30 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Municipal Investments Municipal Variable Rate Demand Notes	58%	51%
Municipal Bonds and Notes	15%	15%
Tax-Exempt Commercial Paper	9%	22%
Municipal Floating-Rate Notes	8%	5%
Preferred Shares of Closed-End Investment Companies	10%	7%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Tax-Exempt Portfolio	46 days	26 days
National Tax-Free Retail Money Fund Average*	23 days	18 days

* The fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 4–10. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 90.0%
Alabama 1.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 0.97%*, 11/7/2017, LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 0.97%*, 11/7/2017	3,150,000	3,150,000
		4,350,000
Alaska 4.2%
Alaska, State Housing Finance Corp., Home Mortgage Revenue:
Series B, 0.9%*, 11/7/2017, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Series A, AMT, 0.98%*, 11/1/2017, SPA: JPMorgan Chase Bank NA	10,285,000	10,285,000
		15,165,000
Arizona 3.0%
Arizona, Salt River Pima-Maricopa Indian Community, 0.96%*, 11/7/2017, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 0.94%*, 11/7/2017, LOC: Wells Fargo Bank NA	3,250,000	3,250,000
		10,735,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.12%*, 11/6/2017, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 12.4%
California, Department of Water Resources Revenue, TECP, 0.85%, 12/6/2017, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 1.27%**, Mandatory Put 4/5/2018 @ 100, 4/5/2018, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,566,781
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.91%, 11/9/2017	2,500,000	2,500,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.09%*, 11/7/2017, LOC: Citibank NA	1,225,000	1,225,000
		44,533,781
Connecticut 1.4%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	5,000,000	5,014,238
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.91%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 6.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.96%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 11/7/2017, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.86%, 11/16/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.91%*, 11/7/2017, LOC: TD Bank NA	2,900,000	2,900,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.98%*, 11/7/2017, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.92%*, 11/7/2017, LOC: Freddie Mac	5,500,000	5,500,000
		21,650,000
Georgia 0.4%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.89%, 11/2/2017	1,417,000	1,417,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,100,654
Illinois 5.9%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.91%*, 11/7/2017, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.92%*, 11/7/2017, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.93%*, 11/7/2017, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.93%*, 11/7/2017, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	1,445,000	1,445,000
		21,095,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.95%*, 11/7/2017, LOC: Citibank NA	940,000	940,000
Iowa 2.2%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.91%*, 11/7/2017	8,000,000	8,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.94%*, 11/7/2017, LOC: PNC Bank NA	980,000	980,000
Massachusetts 5.4%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,016,239
Series B, 2.0%, 5/21/2018	10,000,000	10,062,352
Series C, 2.0%, 6/25/2018	3,350,000	3,372,289
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	682,615
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.94%*, 11/7/2017, LIQ: Citibank NA	2,300,000	2,300,000
		19,433,495
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97%*, 11/7/2017, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.92%*, 11/7/2017, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
		8,500,000
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.5%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.0%*, 11/7/2017, LOC: Citibank NA	1,965,000	1,965,000
Reno, NV, Sales Tax Revenue, Senior Lien, 1.01%*, 11/1/2017, LOC: Bank of New York Mellon	6,905,000	6,905,000
		8,870,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.91%*, 11/7/2017, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.7%
New York, General Obligation:
Series A-4, 0.93%*, 11/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
Series D, 0.93%*, 11/1/2017, SPA: Bank of New York Mellon	14,000,000	14,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-5, 0.92%*, 11/1/2017, LOC: U.S. Bank NA	1,525,000	1,525,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.93%*, 11/7/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.95%*, 11/7/2017, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	1,700,000	1,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.93%*, 11/1/2017, SPA: Mizuho Bank Ltd.	875,000	875,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Series A-3, 0.94%*, 11/1/2017, SPA: Mizuho Bank Ltd.	2,550,000	2,550,000
		27,515,000
North Carolina 1.2%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.91%*, 11/7/2017	3,145,000	3,145,000
		4,340,000
Ohio 4.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.99%*, 11/7/2017, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,035,000	2,035,000
		14,835,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,180,946
Pennsylvania 4.6%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 11/7/2017, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.97%*, 11/7/2017, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges, Series K 1, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,750,000	2,750,000
		16,565,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.93%*, 11/7/2017, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.0%
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,033,774
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.92%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,429,248
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	3,100,000	3,100,000
		24,938,022
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.91%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.94%*, 11/7/2017, LIQ: Freddie Mac	2,865,000	2,865,000
"A", Series M031, 0.95%*, 11/7/2017, LIQ: Freddie Mac	10,175,000	10,175,000
Series M033, 0.95%*, 11/7/2017, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.98%*, 11/7/2017, LIQ: Freddie Mac	2,950,000	2,950,000
		18,090,000
Total Municipal Investments (Cost $321,903,136)		321,903,136

Preferred Shares of Closed-End Investment Companies 9.4%
California 4.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.12%*, 11/7/2017	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
Other Territories 4.7%
Nuveen Municipal Credit Income Fund, Series 2, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Nuveen Municipal Credit Income Fund, Series 1, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	5,700,000	5,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.12%*, 11/7/2017, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
		16,700,000
Total Preferred Shares of Closed-End Investment Companies (Cost $33,700,000)		33,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,603,136)	99.4	355,603,136
Other Assets and Liabilities, Net	0.6	2,246,201
Net Assets	100.0	357,849,337

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 321,903,136	$ —	$ 321,903,136
Preferred Shares of Closed-End Investment Companies (a)	—	33,700,000	—	33,700,000
Total	$ —	$ 355,603,136	$ —	$ 355,603,136

There have been no transfers between fair value measurement levels during the year ended October 31, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 355,603,136
Cash	15,286,063
Receivable for investments sold	435,000
Receivable for Fund shares sold	188,899
Interest receivable	696,299
Due from Advisor	1,300
Other assets	20,603
Total assets	372,231,300
Liabilities
Payable for investments purchased	14,000,000
Payable for Fund shares redeemed	49,448
Distributions payable	34,365
Accrued Trustees' fees	6,246
Other accrued expenses and payables	291,904
Total liabilities	14,381,963
Net assets, at value	$ 357,849,337
Net Assets Consist of
Distributions in excess of net investment income	(27,336)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	357,908,959
Net assets, at value	$ 357,849,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($53,330,346 ÷ 53,311,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($139,538,948 ÷ 139,476,913 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($52,585,581 ÷ 52,559,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,987,843 ÷ 52,969,016 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($53,192,291 ÷ 53,169,829 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,214,328 ÷ 6,209,542 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 1,653,759
Expenses: Management fee	130,244
Administration fee	186,953
Services to shareholders	149,832
Distribution and service fees	191,117
Custodian fee	3,720
Professional fees	66,030
Reports to shareholders	61,449
Registration fees	70,868
Trustees' fees and expenses	11,637
Other	38,174
Total expenses before expense reductions	910,024
Expense reductions	(246,989)
Total expenses after expense reductions	663,035
Net investment income	990,724
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$ 992,882

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended 10/31/17 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 990,724	$ 1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	992,882	1,705,760
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(195,363)	(728,624)
Deutsche Tax-Exempt Money Fund	(443,836)	(707,714)
Deutsche Tax-Free Money Fund Class S	(158,260)	(263,679)
Service Shares	(2,064)	(39,373)
Tax-Exempt Cash Managed Shares	(156,490)	(185,422)
Tax-Free Investment Class	(8,409)	(16,700)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(964,422)	(2,004,166)
Fund share transactions: Proceeds from shares sold	373,242,860	1,179,428,894
Reinvestment of distributions	776,798	1,367,713
Cost of shares redeemed	(355,327,552)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	18,692,106	(761,334,886)
Increase (decrease) in net assets	18,720,566	(761,633,292)
Net assets at beginning of period	339,128,771	1,100,762,063
Net assets at end of period (including distributions in excess of net investment income of $27,336 and $53,638, respectively)	$ 357,849,337	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.005	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.003	.005	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.32**	.50	.04	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140	143	171	176	212	242
Ratio of expenses before expense reductions (%)	.35*	.30	.26	.24	.23	.23
Ratio of expenses after expense reductions (%)	.24*	.25	.12	.10	.13	.19
Ratio of net investment income (%)	.65*	.41	.03	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $355,603,136.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $130,244, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 186,953	$ 78,693	$ 21,079

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 2,335	$ 2,335	$ —
Deutsche Tax-Exempt Money Fund	22,114	—	18,552
Deutsche Tax-Free Money Fund Class S	17,728	—	14,907
Service Shares	51,541	—	42,655
Tax-Exempt Cash Managed Shares	29,182	—	28,013
Tax-Free Investment Class	3,740	—	2,624
	$ 126,640	$ 2,335	$ 106,751

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 123,698	$ 35,717	$ 18,026.43%		.60%
Tax-Free Investment Class	10,187	—	1,407.25%		.25%
	$ 133,885	$ 35,717	$ 19,433

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 54,379	$ 6,931.15%		.15%
Tax-Free Investment Class	2,853	394.07%		.07%
	$ 57,232	$ 7,325

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 28,085	$ 25,572

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2017, the Fund engaged in securities purchases of $211,688,000 and securities sales of $148,530,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	48,252,013	$ 48,252,013	717,887,643	$ 717,887,643
Deutsche Tax-Exempt Money Fund	19,097,554	19,097,554	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	2,622,486	2,622,486	16,617,062	16,617,062
Service Shares	42,123,251	42,123,251	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	256,361,291	256,361,291	254,196,732	254,196,732
Tax-Free Investment Class	4,786,265	4,786,265	42,959,132	42,959,132
Account Maintenance Fees	—	—	—	15,237
		$ 373,242,860		$ 1,179,428,894
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	178,886	$ 178,886	339,664	$ 339,664
Deutsche Tax-Exempt Money Fund	436,751	436,751	708,301	708,301
Deutsche Tax-Free Money Fund Class S	150,404	150,404	255,513	255,513
Service Shares	2,063	2,063	45,367	45,367
Tax-Exempt Cash Managed Shares	580	580	944	944
Tax-Free Investment Class	8,114	8,114	17,924	17,924
		$ 776,798		$ 1,367,713
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(32,665,152)	$ (32,665,152)	(1,194,579,965)	$ (1,194,579,965)
Deutsche Tax-Exempt Money Fund	(23,412,122)	(23,412,122)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(4,991,762)	(4,991,762)	(28,995,336)	(28,995,336)
Service Shares	(28,852,578)	(28,852,578)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(258,194,497)	(258,194,497)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(7,211,441)	(7,211,441)	(273,698,265)	(273,698,265)
		$ (355,327,552)		$ (1,942,131,493)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	15,765,747	$ 15,765,747	(476,352,658)	$ (476,352,658)
Deutsche Tax-Exempt Money Fund	(3,877,817)	(3,877,817)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(2,218,872)	(2,218,872)	(12,122,761)	(12,122,761)
Service Shares	13,272,736	13,272,736	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(1,832,626)	(1,832,626)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(2,417,062)	(2,417,062)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	—	—	15,237
		$ 18,692,106		$ (761,334,886)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,003.20
Expenses Paid per $1,000*	$ 1.21
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,024.00
Expenses Paid per $1,000*	$ 1.22
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.24%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2017

Semiannual Report
to Shareholders

Deutsche Tax-Exempt Portfolio
Deutsche Tax-Free Money Fund Class S

Contents

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

23 Information About Your Fund's Expenses

25 Other Information

26 Advisory Agreement Board Considerations and Fee Evaluation

30 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Municipal Investments Municipal Variable Rate Demand Notes	58%	51%
Municipal Bonds and Notes	15%	15%
Tax-Exempt Commercial Paper	9%	22%
Municipal Floating-Rate Notes	8%	5%
Preferred Shares of Closed-End Investment Companies	10%	7%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Tax-Exempt Portfolio	46 days	26 days
National Tax-Free Retail Money Fund Average*	23 days	18 days

* The fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 4–10. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 90.0%
Alabama 1.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 0.97%*, 11/7/2017, LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 0.97%*, 11/7/2017	3,150,000	3,150,000
		4,350,000
Alaska 4.2%
Alaska, State Housing Finance Corp., Home Mortgage Revenue:
Series B, 0.9%*, 11/7/2017, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Series A, AMT, 0.98%*, 11/1/2017, SPA: JPMorgan Chase Bank NA	10,285,000	10,285,000
		15,165,000
Arizona 3.0%
Arizona, Salt River Pima-Maricopa Indian Community, 0.96%*, 11/7/2017, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 0.94%*, 11/7/2017, LOC: Wells Fargo Bank NA	3,250,000	3,250,000
		10,735,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.12%*, 11/6/2017, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 12.4%
California, Department of Water Resources Revenue, TECP, 0.85%, 12/6/2017, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 1.27%**, Mandatory Put 4/5/2018 @ 100, 4/5/2018, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,566,781
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.91%, 11/9/2017	2,500,000	2,500,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.09%*, 11/7/2017, LOC: Citibank NA	1,225,000	1,225,000
		44,533,781
Connecticut 1.4%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	5,000,000	5,014,238
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.91%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 6.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.96%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 11/7/2017, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.86%, 11/16/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.91%*, 11/7/2017, LOC: TD Bank NA	2,900,000	2,900,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.98%*, 11/7/2017, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.92%*, 11/7/2017, LOC: Freddie Mac	5,500,000	5,500,000
		21,650,000
Georgia 0.4%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.89%, 11/2/2017	1,417,000	1,417,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,100,654
Illinois 5.9%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.91%*, 11/7/2017, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.92%*, 11/7/2017, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.93%*, 11/7/2017, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.93%*, 11/7/2017, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	1,445,000	1,445,000
		21,095,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.95%*, 11/7/2017, LOC: Citibank NA	940,000	940,000
Iowa 2.2%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.91%*, 11/7/2017	8,000,000	8,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.94%*, 11/7/2017, LOC: PNC Bank NA	980,000	980,000
Massachusetts 5.4%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,016,239
Series B, 2.0%, 5/21/2018	10,000,000	10,062,352
Series C, 2.0%, 6/25/2018	3,350,000	3,372,289
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	682,615
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.94%*, 11/7/2017, LIQ: Citibank NA	2,300,000	2,300,000
		19,433,495
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97%*, 11/7/2017, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.92%*, 11/7/2017, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
		8,500,000
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.5%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.0%*, 11/7/2017, LOC: Citibank NA	1,965,000	1,965,000
Reno, NV, Sales Tax Revenue, Senior Lien, 1.01%*, 11/1/2017, LOC: Bank of New York Mellon	6,905,000	6,905,000
		8,870,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.91%*, 11/7/2017, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.7%
New York, General Obligation:
Series A-4, 0.93%*, 11/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
Series D, 0.93%*, 11/1/2017, SPA: Bank of New York Mellon	14,000,000	14,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-5, 0.92%*, 11/1/2017, LOC: U.S. Bank NA	1,525,000	1,525,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.93%*, 11/7/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.95%*, 11/7/2017, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	1,700,000	1,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.93%*, 11/1/2017, SPA: Mizuho Bank Ltd.	875,000	875,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Series A-3, 0.94%*, 11/1/2017, SPA: Mizuho Bank Ltd.	2,550,000	2,550,000
		27,515,000
North Carolina 1.2%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.91%*, 11/7/2017	3,145,000	3,145,000
		4,340,000
Ohio 4.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.99%*, 11/7/2017, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,035,000	2,035,000
		14,835,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,180,946
Pennsylvania 4.6%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 11/7/2017, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.97%*, 11/7/2017, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges, Series K 1, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,750,000	2,750,000
		16,565,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.93%*, 11/7/2017, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.0%
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,033,774
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.92%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,429,248
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	3,100,000	3,100,000
		24,938,022
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.91%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.94%*, 11/7/2017, LIQ: Freddie Mac	2,865,000	2,865,000
"A", Series M031, 0.95%*, 11/7/2017, LIQ: Freddie Mac	10,175,000	10,175,000
Series M033, 0.95%*, 11/7/2017, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.98%*, 11/7/2017, LIQ: Freddie Mac	2,950,000	2,950,000
		18,090,000
Total Municipal Investments (Cost $321,903,136)		321,903,136

Preferred Shares of Closed-End Investment Companies 9.4%
California 4.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.12%*, 11/7/2017	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
Other Territories 4.7%
Nuveen Municipal Credit Income Fund, Series 2, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Nuveen Municipal Credit Income Fund, Series 1, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	5,700,000	5,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.12%*, 11/7/2017, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
		16,700,000
Total Preferred Shares of Closed-End Investment Companies (Cost $33,700,000)		33,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,603,136)	99.4	355,603,136
Other Assets and Liabilities, Net	0.6	2,246,201
Net Assets	100.0	357,849,337

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 321,903,136	$ —	$ 321,903,136
Preferred Shares of Closed-End Investment Companies (a)	—	33,700,000	—	33,700,000
Total	$ —	$ 355,603,136	$ —	$ 355,603,136

There have been no transfers between fair value measurement levels during the year ended October 31, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 355,603,136
Cash	15,286,063
Receivable for investments sold	435,000
Receivable for Fund shares sold	188,899
Interest receivable	696,299
Due from Advisor	1,300
Other assets	20,603
Total assets	372,231,300
Liabilities
Payable for investments purchased	14,000,000
Payable for Fund shares redeemed	49,448
Distributions payable	34,365
Accrued Trustees' fees	6,246
Other accrued expenses and payables	291,904
Total liabilities	14,381,963
Net assets, at value	$ 357,849,337
Net Assets Consist of
Distributions in excess of net investment income	(27,336)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	357,908,959
Net assets, at value	$ 357,849,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($53,330,346 ÷ 53,311,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($139,538,948 ÷ 139,476,913 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($52,585,581 ÷ 52,559,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,987,843 ÷ 52,969,016 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($53,192,291 ÷ 53,169,829 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,214,328 ÷ 6,209,542 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 1,653,759
Expenses: Management fee	130,244
Administration fee	186,953
Services to shareholders	149,832
Distribution and service fees	191,117
Custodian fee	3,720
Professional fees	66,030
Reports to shareholders	61,449
Registration fees	70,868
Trustees' fees and expenses	11,637
Other	38,174
Total expenses before expense reductions	910,024
Expense reductions	(246,989)
Total expenses after expense reductions	663,035
Net investment income	990,724
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$ 992,882

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended 10/31/17 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 990,724	$ 1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	992,882	1,705,760
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(195,363)	(728,624)
Deutsche Tax-Exempt Money Fund	(443,836)	(707,714)
Deutsche Tax-Free Money Fund Class S	(158,260)	(263,679)
Service Shares	(2,064)	(39,373)
Tax-Exempt Cash Managed Shares	(156,490)	(185,422)
Tax-Free Investment Class	(8,409)	(16,700)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(964,422)	(2,004,166)
Fund share transactions: Proceeds from shares sold	373,242,860	1,179,428,894
Reinvestment of distributions	776,798	1,367,713
Cost of shares redeemed	(355,327,552)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	18,692,106	(761,334,886)
Increase (decrease) in net assets	18,720,566	(761,633,292)
Net assets at beginning of period	339,128,771	1,100,762,063
Net assets at end of period (including distributions in excess of net investment income of $27,336 and $53,638, respectively)	$ 357,849,337	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.005	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.003	.005	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.003)	(.005)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.30**	.46	.03	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	55	67	76	89	100
Ratio of expenses before expense reductions (%)	.38*	.33	.28	.27	.26	.26
Ratio of expenses after expense reductions (%)	.27*	.28	.13	.10	.13	.20
Ratio of net investment income (%)	.62*	.38	.02	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $355,603,136.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S Shares.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $130,244, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 186,953	$ 78,693	$ 21,079

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 2,335	$ 2,335	$ —
Deutsche Tax-Exempt Money Fund	22,114	—	18,552
Deutsche Tax-Free Money Fund Class S	17,728	—	14,907
Service Shares	51,541	—	42,655
Tax-Exempt Cash Managed Shares	29,182	—	28,013
Tax-Free Investment Class	3,740	—	2,624
	$ 126,640	$ 2,335	$ 106,751

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 123,698	$ 35,717	$ 18,026.43%		.60%
Tax-Free Investment Class	10,187	—	1,407.25%		.25%
	$ 133,885	$ 35,717	$ 19,433

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 54,379	$ 6,931.15%		.15%
Tax-Free Investment Class	2,853	394.07%		.07%
	$ 57,232	$ 7,325

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 28,085	$ 25,572

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2017, the Fund engaged in securities purchases of $211,688,000 and securities sales of $148,530,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	48,252,013	$ 48,252,013	717,887,643	$ 717,887,643
Deutsche Tax-Exempt Money Fund	19,097,554	19,097,554	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	2,622,486	2,622,486	16,617,062	16,617,062
Service Shares	42,123,251	42,123,251	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	256,361,291	256,361,291	254,196,732	254,196,732
Tax-Free Investment Class	4,786,265	4,786,265	42,959,132	42,959,132
Account Maintenance Fees	—	—	—	15,237
		$ 373,242,860		$ 1,179,428,894
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	178,886	$ 178,886	339,664	$ 339,664
Deutsche Tax-Exempt Money Fund	436,751	436,751	708,301	708,301
Deutsche Tax-Free Money Fund Class S	150,404	150,404	255,513	255,513
Service Shares	2,063	2,063	45,367	45,367
Tax-Exempt Cash Managed Shares	580	580	944	944
Tax-Free Investment Class	8,114	8,114	17,924	17,924
		$ 776,798		$ 1,367,713
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(32,665,152)	$ (32,665,152)	(1,194,579,965)	$ (1,194,579,965)
Deutsche Tax-Exempt Money Fund	(23,412,122)	(23,412,122)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(4,991,762)	(4,991,762)	(28,995,336)	(28,995,336)
Service Shares	(28,852,578)	(28,852,578)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(258,194,497)	(258,194,497)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(7,211,441)	(7,211,441)	(273,698,265)	(273,698,265)
		$ (355,327,552)		$ (1,942,131,493)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	15,765,747	$ 15,765,747	(476,352,658)	$ (476,352,658)
Deutsche Tax-Exempt Money Fund	(3,877,817)	(3,877,817)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(2,218,872)	(2,218,872)	(12,122,761)	(12,122,761)
Service Shares	13,272,736	13,272,736	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(1,832,626)	(1,832,626)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(2,417,062)	(2,417,062)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	—	—	15,237
		$ 18,692,106		$ (761,334,886)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,003.00
Expenses Paid per $1,000*	$ 1.36
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,023.84
Expenses Paid per $1,000*	$ 1.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.27%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2017

Semiannual Report
to Shareholders

Tax-Free Investment Class

Deutsche Tax-Exempt Portfolio

Contents

3 Portfolio Summary

4 Investment Portfolio

11 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

23 Information About Your Fund's Expenses

25 Other Information

26 Advisory Agreement Board Considerations and Fee Evaluation

30 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/17	4/30/17

Municipal Investments Municipal Variable Rate Demand Notes	58%	51%
Municipal Bonds and Notes	15%	15%
Tax-Exempt Commercial Paper	9%	22%
Municipal Floating-Rate Notes	8%	5%
Preferred Shares of Closed-End Investment Companies	10%	7%
	100%	100%

Weighted Average Maturity	10/31/17	4/30/17

Cash Account Trust — Deutsche Tax-Exempt Portfolio	46 days	26 days
National Tax-Free Retail Money Fund Average*	23 days	18 days

* The fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see pages 4–10. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of October 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 90.0%
Alabama 1.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 0.97%*, 11/7/2017, LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 0.97%*, 11/7/2017	3,150,000	3,150,000
		4,350,000
Alaska 4.2%
Alaska, State Housing Finance Corp., Home Mortgage Revenue:
Series B, 0.9%*, 11/7/2017, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Series A, AMT, 0.98%*, 11/1/2017, SPA: JPMorgan Chase Bank NA	10,285,000	10,285,000
		15,165,000
Arizona 3.0%
Arizona, Salt River Pima-Maricopa Indian Community, 0.96%*, 11/7/2017, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 0.94%*, 11/7/2017, LOC: Wells Fargo Bank NA	3,250,000	3,250,000
		10,735,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.12%*, 11/6/2017, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 12.4%
California, Department of Water Resources Revenue, TECP, 0.85%, 12/6/2017, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 0.97%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037,	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 1.27%**, Mandatory Put 4/5/2018 @ 100, 4/5/2018, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,566,781
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.91%, 11/9/2017	2,500,000	2,500,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.09%*, 11/7/2017, LOC: Citibank NA	1,225,000	1,225,000
		44,533,781
Connecticut 1.4%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	5,000,000	5,014,238
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.91%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 6.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.96%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 11/7/2017, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.86%, 11/16/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.91%*, 11/7/2017, LOC: TD Bank NA	2,900,000	2,900,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.98%*, 11/7/2017, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.92%*, 11/7/2017, LOC: Freddie Mac	5,500,000	5,500,000
		21,650,000
Georgia 0.4%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.89%, 11/2/2017	1,417,000	1,417,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,100,654
Illinois 5.9%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.91%*, 11/7/2017, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.92%*, 11/7/2017, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.93%*, 11/7/2017, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.93%*, 11/7/2017, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 0.95%*, 11/7/2017, LOC: U.S. Bank NA	1,445,000	1,445,000
		21,095,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.95%*, 11/7/2017, LOC: Citibank NA	940,000	940,000
Iowa 2.2%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.91%*, 11/7/2017	8,000,000	8,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.94%*, 11/7/2017, LOC: PNC Bank NA	980,000	980,000
Massachusetts 5.4%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,016,239
Series B, 2.0%, 5/21/2018	10,000,000	10,062,352
Series C, 2.0%, 6/25/2018	3,350,000	3,372,289
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	682,615
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.94%*, 11/7/2017, LIQ: Citibank NA	2,300,000	2,300,000
		19,433,495
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97%*, 11/7/2017, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.92%*, 11/7/2017, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
		8,500,000
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.5%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.0%*, 11/7/2017, LOC: Citibank NA	1,965,000	1,965,000
Reno, NV, Sales Tax Revenue, Senior Lien, 1.01%*, 11/1/2017, LOC: Bank of New York Mellon	6,905,000	6,905,000
		8,870,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.91%*, 11/7/2017, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.7%
New York, General Obligation:
Series A-4, 0.93%*, 11/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
Series D, 0.93%*, 11/1/2017, SPA: Bank of New York Mellon	14,000,000	14,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-5, 0.92%*, 11/1/2017, LOC: U.S. Bank NA	1,525,000	1,525,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.93%*, 11/7/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.95%*, 11/7/2017, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	1,700,000	1,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.93%*, 11/1/2017, SPA: Mizuho Bank Ltd.	875,000	875,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Series A-3, 0.94%*, 11/1/2017, SPA: Mizuho Bank Ltd.	2,550,000	2,550,000
		27,515,000
North Carolina 1.2%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.91%*, 11/7/2017	3,145,000	3,145,000
		4,340,000
Ohio 4.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.99%*, 11/7/2017, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,035,000	2,035,000
		14,835,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,180,946
Pennsylvania 4.6%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.93%*, 11/7/2017, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 11/7/2017, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.97%*, 11/7/2017, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges, Series K 1, 0.94%*, 11/7/2017, LOC: PNC Bank NA	2,750,000	2,750,000
		16,565,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.93%*, 11/7/2017, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.93%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.0%
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,033,774
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.92%*, 11/7/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,429,248
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.95%*, 11/7/2017, LIQ: Citibank NA	3,100,000	3,100,000
		24,938,022
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.95%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.91%*, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.94%*, 11/7/2017, LIQ: Freddie Mac	2,865,000	2,865,000
"A", Series M031, 0.95%*, 11/7/2017, LIQ: Freddie Mac	10,175,000	10,175,000
Series M033, 0.95%*, 11/7/2017, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.98%*, 11/7/2017, LIQ: Freddie Mac	2,950,000	2,950,000
		18,090,000
Total Municipal Investments (Cost $321,903,136)		321,903,136

Preferred Shares of Closed-End Investment Companies 9.4%
California 4.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.12%*, 11/7/2017	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.07%*, 11/7/2017, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
Other Territories 4.7%
Nuveen Municipal Credit Income Fund, Series 2, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Nuveen Municipal Credit Income Fund, Series 1, 144A, AMT, 1.15%*, 11/7/2017, LIQ: JPMorgan Chase Bank NA	5,700,000	5,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.12%*, 11/7/2017, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
		16,700,000
Total Preferred Shares of Closed-End Investment Companies (Cost $33,700,000)		33,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,603,136)	99.4	355,603,136
Other Assets and Liabilities, Net	0.6	2,246,201
Net Assets	100.0	357,849,337

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.

** Floating rate security. These securities are shown at their current rate as of October 31, 2017.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 321,903,136	$ —	$ 321,903,136
Preferred Shares of Closed-End Investment Companies (a)	—	33,700,000	—	33,700,000
Total	$ —	$ 355,603,136	$ —	$ 355,603,136

There have been no transfers between fair value measurement levels during the year ended October 31, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2017 (Unaudited)
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 355,603,136
Cash	15,286,063
Receivable for investments sold	435,000
Receivable for Fund shares sold	188,899
Interest receivable	696,299
Due from Advisor	1,300
Other assets	20,603
Total assets	372,231,300
Liabilities
Payable for investments purchased	14,000,000
Payable for Fund shares redeemed	49,448
Distributions payable	34,365
Accrued Trustees' fees	6,246
Other accrued expenses and payables	291,904
Total liabilities	14,381,963
Net assets, at value	$ 357,849,337
Net Assets Consist of
Distributions in excess of net investment income	(27,336)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	357,908,959
Net assets, at value	$ 357,849,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2017 (Unaudited) (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($53,330,346 ÷ 53,311,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($139,538,948 ÷ 139,476,913 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($52,585,581 ÷ 52,559,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,987,843 ÷ 52,969,016 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($53,192,291 ÷ 53,169,829 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,214,328 ÷ 6,209,542 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2017 (Unaudited)
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 1,653,759
Expenses: Management fee	130,244
Administration fee	186,953
Services to shareholders	149,832
Distribution and service fees	191,117
Custodian fee	3,720
Professional fees	66,030
Reports to shareholders	61,449
Registration fees	70,868
Trustees' fees and expenses	11,637
Other	38,174
Total expenses before expense reductions	910,024
Expense reductions	(246,989)
Total expenses after expense reductions	663,035
Net investment income	990,724
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$ 992,882

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended 10/31/17 (Unaudited)	Year Ended April 30, 2017

Operations: Net investment income	$ 990,724	$ 1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	992,882	1,705,760
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(195,363)	(728,624)
Deutsche Tax-Exempt Money Fund	(443,836)	(707,714)
Deutsche Tax-Free Money Fund Class S	(158,260)	(263,679)
Service Shares	(2,064)	(39,373)
Tax-Exempt Cash Managed Shares	(156,490)	(185,422)
Tax-Free Investment Class	(8,409)	(16,700)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(964,422)	(2,004,166)
Fund share transactions: Proceeds from shares sold	373,242,860	1,179,428,894
Reinvestment of distributions	776,798	1,367,713
Cost of shares redeemed	(355,327,552)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	18,692,106	(761,334,886)
Increase (decrease) in net assets	18,720,566	(761,633,292)
Net assets at beginning of period	339,128,771	1,100,762,063
Net assets at end of period (including distributions in excess of net investment income of $27,336 and $53,638, respectively)	$ 357,849,337	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Tax-Free Investment Class
Six Months Ended 10/31/17 (Unaudited)		Years Ended April 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.001***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.001***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.001)	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Total distributions	(.001)	(.001)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.11**	.13	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	9	239	263	283	312
Ratio of expenses before expense reductions (%)	.72*	.66	.66	.64	.64	.63
Ratio of expenses after expense reductions (%)	.61*	.49	.14	.10	.13	.19
Ratio of net investment income (%)	.27*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At October 31, 2017, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $355,603,136.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

Accordingly, for the six months ended October 31, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $130,244, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 186,953	$ 78,693	$ 21,079

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 2,335	$ 2,335	$ —
Deutsche Tax-Exempt Money Fund	22,114	—	18,552
Deutsche Tax-Free Money Fund Class S	17,728	—	14,907
Service Shares	51,541	—	42,655
Tax-Exempt Cash Managed Shares	29,182	—	28,013
Tax-Free Investment Class	3,740	—	2,624
	$ 126,640	$ 2,335	$ 106,751

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Service Shares	$ 123,698	$ 35,717	$ 18,026.43%		.60%
Tax-Free Investment Class	10,187	—	1,407.25%		.25%
	$ 133,885	$ 35,717	$ 19,433

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2017	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 54,379	$ 6,931.15%		.15%
Tax-Free Investment Class	2,853	394.07%		.07%
	$ 57,232	$ 7,325

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2017
Deutsche Tax-Exempt Portfolio	$ 28,085	$ 25,572

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2017, the Fund engaged in securities purchases of $211,688,000 and securities sales of $148,530,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2017.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	48,252,013	$ 48,252,013	717,887,643	$ 717,887,643
Deutsche Tax-Exempt Money Fund	19,097,554	19,097,554	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	2,622,486	2,622,486	16,617,062	16,617,062
Service Shares	42,123,251	42,123,251	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	256,361,291	256,361,291	254,196,732	254,196,732
Tax-Free Investment Class	4,786,265	4,786,265	42,959,132	42,959,132
Account Maintenance Fees	—	—	—	15,237
		$ 373,242,860		$ 1,179,428,894
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	178,886	$ 178,886	339,664	$ 339,664
Deutsche Tax-Exempt Money Fund	436,751	436,751	708,301	708,301
Deutsche Tax-Free Money Fund Class S	150,404	150,404	255,513	255,513
Service Shares	2,063	2,063	45,367	45,367
Tax-Exempt Cash Managed Shares	580	580	944	944
Tax-Free Investment Class	8,114	8,114	17,924	17,924
		$ 776,798		$ 1,367,713
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(32,665,152)	$ (32,665,152)	(1,194,579,965)	$ (1,194,579,965)
Deutsche Tax-Exempt Money Fund	(23,412,122)	(23,412,122)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(4,991,762)	(4,991,762)	(28,995,336)	(28,995,336)
Service Shares	(28,852,578)	(28,852,578)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(258,194,497)	(258,194,497)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(7,211,441)	(7,211,441)	(273,698,265)	(273,698,265)
		$ (355,327,552)		$ (1,942,131,493)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	15,765,747	$ 15,765,747	(476,352,658)	$ (476,352,658)
Deutsche Tax-Exempt Money Fund	(3,877,817)	(3,877,817)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(2,218,872)	(2,218,872)	(12,122,761)	(12,122,761)
Service Shares	13,272,736	13,272,736	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(1,832,626)	(1,832,626)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(2,417,062)	(2,417,062)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	—	—	15,237
		$ 18,692,106		$ (761,334,886)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017 to October 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2017 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,001.10
Expenses Paid per $1,000*	$ 3.08
Hypothetical 5% Fund Return
Beginning Account Value 5/1/17	$ 1,000.00
Ending Account Value 10/31/17	$ 1,022.13
Expenses Paid per $1,000*	$ 3.11
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Tax-Free Investment Class	.61%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

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Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	12/29/2017